UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00214
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SENTINEL GROUP FUNDS, INC.
--------------------------------

(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONPELIER, VT 05604
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(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604
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(Name and address of agent for service)

(800) 282-3863
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Registrant's telephone number, including area code

Date of fiscal year end: 11/30/10

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Date of reporting period: 08/31/10

ITEM 1. Schedule of Investments (follows)

Sentinel Balanced Fund
(Unaudited)

Fund Profile
at August 31, 2010

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	66.6%
U.S. Government Obligations	23.0%
Corporate Bonds	5.2%
Foreign Stocks & ADR's	2.7%
Exchange Traded Funds	0.6%
Cash and Other	1.9%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	2.2%	FNMA 928260	4.00%	03/01/36	5.3%
United Technologies Corp.	1.5%	FNMA 932122	4.00%	05/01/35	3.4%
Johnson & Johnson	1.4%	FGLMC G13866	4.50%	08/01/25	3.3%
Procter & Gamble Co.	1.4%	FNMA AD8533	5.00%	08/01/40	2.0%
Chevron Corp.	1.4%	FGLMC J12766	4.00%	08/01/25	2.0%
PepsiCo, Inc.	1.4%	FNMA 889582	5.00%	12/01/36	1.4%
Time Warner, Inc.	1.2%	FHLMC J12075	4.50%	04/01/25	1.4%
Int'l. Business Machines Corp.	1.2%	FGLMC J12795	4.00%	08/01/25	1.0%
Microsoft Corp.	1.1%	FNMA 735578	5.00%	06/01/35	0.8%
Honeywell Int'l., Inc.	1.0%	FNMA 725236	4.50%	03/01/34	0.7%
Total of Net Assets	13.8%	Total of Net Assets			21.3%

Average Effective Duration (for all Fixed Income Holdings) 3.4 years**
*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at August 31, 2010 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 23.0%			FHLMC J12075			Federal National Mortgage
U.S. Government Agency			4.5%, 04/01/25	2,671 M	$2,846,091	Association 14.5%
Obligations 23.0%			FGLMC G13866			Collateralized Mortgage Obligations:
			4.5%, 08/01/25	6,465 M	6,871,004	FNR 02-2 UC
Federal Home Loan Bank 0.6%					9,879,462	6%, 02/25/17	34 M	$ 36,368
Agency Discount Notes:
0.11%, 09/02/10	1,300 M	$ 1,299,996	20-Year:			Mortgage-Backed Securities:
			FHLMC P00020			15-Year:
Federal Home Loan Mortgage			6.5%, 10/01/22	148 M	160,708	FNMA 254907
Corporation 7.8%			FGLMC J12795			5%, 10/01/18	38 M	40,364
Mortgage-Backed Securities:			4%, 08/01/25	2,000 M	2,112,707	FNMA 255273
15-Year:			FGLMC J12766			4.5%, 06/01/19	62 M	66,418
FHLMC E01488			4%, 08/01/25	4,000 M	4,219,213
5%, 10/01/18	41 M	44,038			6,492,628	FNMA 255358
FHLMC E01492			30-Year:			5%, 09/01/19	16 M	16,615
5.5%, 10/01/18	26 M	27,520	FHLMC G08062					123,397
FHLMC G18091			5%, 06/01/35	52 M	54,943	30-Year:
6%, 12/01/20	19 M	20,367	Total Federal Home Loan Mortgage			FNMA 500296
FHLMC G18106			Corporation		16,427,033	6%, 04/01/29	14 M	15,421
5.5%, 03/01/21	31 M	33,643				FNMA 545759
FHLMC G11943						6.5%, 07/01/32	950	1,055
5.5%, 04/01/21	34 M	36,799				FNMA 687301
						6%, 11/01/32	592	653

The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund

(Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

FNMA 690305			Consumer Non-Cyclical 0.2%			Utilities 0.3%
5.5%, 03/01/33	15 M	$ 16,666	ARAMARK Corp.			NRG Energy, Inc.
FNMA 729393			8.5%, 02/01/15	500 M	$ 518,125	8.25%, 09/01/20(a)	670 M	$ 677,537
4.5%, 08/01/33	1,362 M	1,447,457				Total Corporate Bonds
FNMA 748895			Energy 0.5%			(Cost $10,817,552)		11,077,056
6%, 12/01/33	354 M	387,095	Anadarko Petroleum Corp.
FNMA 725236			5.95%, 09/15/16	500 M	495,818
			Chesapeake Energy Corp.					Value
4.5%, 03/01/34	1,406 M	1,493,792					Shares	(Note 2)
			6.875%, 08/15/18	250 M	256,250
FNMA 811311			Tesoro Corp.			Domestic Common Stocks 66.6%
4.739%, 12/01/34	12 M	12,725
			6.5%, 06/01/17	250 M	241,875	Consumer Discretionary 6.1%
FNMA 810896					993,943
1.992%, 01/01/35	9 M	9,731				Coach, Inc.	12,900	462,336
			Financials 1.2%
FNMA 932122						Comcast Corp.	115,000	1,848,050
4%, 05/01/35	6,929 M	7,247,798	First Horizon Alt. Mtg.			Gap, Inc.	34,000	574,260
			5.5%, 03/25/35	3 M	2,557
FNMA 735578						McDonald's Corp.	22,890	1,672,343
5%, 06/01/35	1,433 M	1,529,910	Goldman Sachs Group, Inc.
			5.625%, 01/15/17	500 M	524,730	McGraw-Hill Cos., Inc.	35,000	967,750
FNMA 832258
4.669%, 08/01/35	40 M	42,073	Int'l. Lease Finance Corp.			Nike, Inc.	12,500	875,000
			6.5%, 09/01/14(a)	500 M	515,000	Omnicom Group, Inc.	45,000	1,575,450
FNMA 797721
5.5%, 10/01/35	42 M	44,785	Lloyds TSB Bank PLC			Time Warner Cable, Inc.	25,000	1,290,250
			5.8%, 01/13/20(a)	500 M	516,214
FNMA 928260						Time Warner, Inc.	88,200	2,644,236
4%, 03/01/36	10,736 M	11,219,453	Regions Bank
			7.5%, 05/15/18	500 M	531,799	TJX Cos., Inc.	25,000	992,250
FNMA 889582								12,901,925
5%, 12/01/36	2,811 M	3,001,987	SLM Corp.
			5.375%, 05/15/14	500 M	460,376	Consumer Staples 7.5%
FNMA AD8533					2,550,676
5%, 08/01/40	4,000 M	4,277,699				Altria Group, Inc.	30,000	669,600
		30,748,300	Health Care 0.6%			CVS Caremark Corp.	31,700	855,900
Total Federal National			Boston Scientific Corp.			HJ Heinz Co.	30,000	1,387,200
Mortgage Association		30,908,065	6%, 01/15/20	500 M	529,137	Kellogg Co.	33,420	1,660,306
Government National Mortgage			HCA, Inc.
Corporation 0.1%			7.25%, 09/15/20	500 M	525,000	Kimberly-Clark Corp.	15,000	966,000
Mortgage-Backed Securities:			Tenet Healthcare Corp.			Kraft Foods, Inc.	40,000	1,198,000
15-Year:			8.875%, 07/01/19	250 M	271,563	PepsiCo, Inc.	45,000	2,888,100
GNMA 514482					1,325,700	Philip Morris Int'l., Inc.	29,500	1,517,480
7.5%, 09/15/14	42 M	45,523	Insurance 0.5%			Procter & Gamble Co.	50,000	2,983,500
Total U.S. Government Obligations			Genworth Financial, Inc.			Wal-Mart Stores, Inc.	35,000	1,754,900
(Cost $48,220,666)		48,680,617	6.15%, 11/15/66 (c)	250 M	176,875			15,880,986

Corporate Bonds 5.2%			ING Groep NV			Energy 7.9%
Basic Industry 0.4%			5.775%, 12/26/49 (d)	250 M	206,875	Apache Corp.	5,000	449,250
Georgia-Pacific LLC			Prudential Financial, Inc.
7.7%, 06/15/15	250 M	272,500	5.375%, 06/21/20	500 M	539,534	Chevron Corp.	40,000	2,966,400
Hanesbrands, Inc.			XL Capital Ltd.			EOG Resources, Inc.	22,500	1,954,575
8%, 12/15/16	250 M	261,563	6.5%, 12/31/49(b)(e)	250 M	190,950	ExxonMobil Corp.	78,000	4,614,480
					1,114,234
Peabody Energy Corp.						Marathon Oil Corp.	36,700	1,118,983
6.5%, 09/15/20	250 M	264,062	Media 0.3%			Noble Energy, Inc.	25,000	1,744,500
		798,125	DIRECTV Holdings LLC
						Pride Int'l., Inc.*	22,200	522,810
Consumer Cyclical 0.7%			6%, 08/15/40	500 M	528,112	Schlumberger Ltd.	35,000	1,866,550
Ford Motor Credit Co. LLC			Technology 0.4%
7%, 04/15/15	250 M	258,428	Corning, Inc.			Transocean Ltd.*	12,500	636,250
GMAC, Inc.			4.25%, 08/15/20	500 M	519,114	Weatherford Int'l. Ltd.*	58,000	864,780
8.3%, 02/12/15(a)	250 M	260,625						16,738,578
			Seagate HDD Cayman
JC Penney Corp, Inc.			6.875%, 05/01/20(a)	250 M	246,250	Financials 8.0%
6.875%, 10/15/15	250 M	269,375			765,364	ACE Ltd.	20,000	1,069,400
Macy's Retail Holdings, Inc.			Telecommunication Services 0.1%			American Express Co.	40,000	1,594,800
5.75%, 07/15/14	200 M	206,500	Sprint Nextel Corp.			Bank of America Corp.	92,100	1,146,645
Starwood Hotels & Resorts Worldwide, Inc.			6%, 12/01/16	250 M	234,687
6.75%, 05/15/18	300 M	318,750				Bank of New York Mellon Corp.	45,000	1,092,150
TRW Automotive, Inc.						Chubb Corp.	20,000	1,102,400
7.25%, 03/15/17(a)	250 M	256,875				Goldman Sachs Group, Inc.	11,000	1,506,340
		1,570,553				JPMorgan Chase & Co.	43,670	1,587,841

The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund
(Unaudited)

		Space			Space	*	Non-income producing.
		Value			Value
	Shares	(Note 2)		Shares	(Note 2)	†	Cost for federal income tax purposes is $177,882,935. At
							August 31, 2010 unrealized appreciation for federal income
MetLife, Inc.	25,000	$ 940,000	Dolby Laboratories, Inc.*	15,000	$ 831,300		tax purposes aggregated $29,996,104 of which $38,574,071
							related to appreciated securities and $8,577,967 related to
Morgan Stanley	30,000	740,700	EMC Corp.*	100,000	1,824,000		depreciated securities.

The Travelers Cos., Inc.	40,000	1,959,200	Intel Corp.	50,000	886,000	(a)	Security exempt from registration under Rule 144A of the
Toronto-Dominion Bank	20,000	1,350,200	Int'l. Business Machines Corp.	21,437	2,641,681		Securities Act of 1933, as amended. These securities may
US Bancorp	75,000	1,560,000	Juniper Networks, Inc.*	30,000	816,000		be resold in transactions exempt from registration, normally
							to qualified institutional buyers. At August 31, 2010, the
Wells Fargo & Co.	50,000	1,177,500	KLA-Tencor Corp.	30,000	840,300		market value of rule 144A securities amounted to
		16,827,176	Microsoft Corp.	104,010	2,442,155		$2,472,501 or1.17% of net assets.
Health Care 10.3%			NetApp, Inc.*	35,000	1,415,400	(b)	Step Up/Down.

Aetna, Inc.	25,000	668,000	Riverbed Technology, Inc.*	30,000	1,150,800	(c)	Genworth Financial, Inc. is currently fixed at 6.15%. On
Amgen, Inc.*	20,000	1,020,800	Seagate Technology PLC*	50,000	506,500		November 15th, 2016 it converts to a variable rate that floats
							on the 15th of February, May, August, and November. The
Becton Dickinson & Co.	25,000	1,704,750	Teradata Corp.*	50,000	1,637,000		interest rate is based on the 3-month Libor rate plus
Bristol-Myers Squibb Co.	60,000	1,564,800	Texas Instruments, Inc.	60,000	1,381,800		2.0025%.

Celgene Corp.*	20,000	1,030,400	Visa, Inc.	10,000	689,800	(d)	ING Groep NV is currently fixed at 5.775%. On December
Covidien PLC	20,000	706,800			25,297,876		8th, 2015 it converts to a variable rate that floats on the 8th
							of March, June, September, and December. The interest
Eli Lilly & Co.	25,000	839,000	Materials 2.2%				rate is based on the 3-month Libor rate plus 1.68%.
Forest Laboratories, Inc.*	45,000	1,228,050	EI Du Pont de Nemours & Co.	40,000	1,630,800
						(e)	XL Capital Ltd. is currently fixed at 6.5%. On April 15th,
Gen-Probe, Inc.*	15,000	675,450	Freeport-McMoRan Copper &				2017 it converts to a variable rate that floats on the 15th of
Gilead Sciences, Inc.*	25,000	796,500	Gold, Inc.	25,000	1,799,500		January, April, July, and October. The interest rate is based
Johnson & Johnson	52,540	2,995,831	Praxair, Inc.	15,000	1,290,450		on the 3-month Libor rate plus 2.4575%.
					4,720,750	ADR	-	American Depositary Receipt
Medco Health Solutions, Inc.*	30,000	1,304,400				SPDR	-	Standard & Poor's Depository Receipts
Medtronic, Inc.	50,000	1,574,000	Telecommunication Services 1.8%
Merck & Co., Inc.	60,000	2,109,600	AT&T, Inc.	50,000	1,351,500
			Rogers Communications, Inc.	25,000	870,250
Mettler-Toledo Int'l., Inc.*	10,000	1,105,900
			Verizon Communications, Inc.	50,000	1,475,500
Pfizer, Inc.	100,000	1,593,000			3,697,250
Zimmer Holdings, Inc.*	20,000	943,400
		21,860,681	Utilities 0.8%
Industrials 10.1%			Entergy Corp.	20,000	1,576,800
			Total Domestic Common Stocks
Babcock & Wilcox Co.*	25,000	560,000	(Cost $113,003,152)		140,972,966
Boeing Co.	25,000	1,528,250	Exchange Traded Funds 0.6%
Canadian National Railway Co.	30,000	1,830,600	Financials 0.6%
Deere & Co.	20,000	1,265,400	SPDR KBW Regional Banking
General Dynamics Corp.	30,000	1,676,100	(Cost $1,376,516)	65,000	1,371,500
General Electric Co.	100,000	1,448,000	Foreign Stocks & ADR's 2.7%
Honeywell Int'l., Inc.	55,400	2,165,586	Australia 0.6%
L-3 Communications Holdings,			BHP Billiton Ltd. ADR	20,000	1,330,600
Inc.	10,000	666,000	Germany 0.6%
McDermott Int'l., Inc.*	50,000	641,000	SAP AG ADR	30,000	1,306,200
Northrop Grumman Corp.	20,000	1,082,400	Israel 0.3%
Tyco Int'l. Ltd.	35,000	1,304,800	Teva Pharmaceutical
Union Pacific Corp.	28,200	2,056,908	Industries Ltd. ADR	15,000	758,700
United Technologies Corp.	50,000	3,260,500	Mexico 0.7%
Waste Management, Inc.	60,000	1,985,400	America Movil SA de CV ADR	30,000	1,398,900
		21,470,944	United Kingdom 0.5%
Information Technology 11.9%			Diageo PLC ADR	15,000	982,500
Accenture PLC	45,000	1,647,000	Total Foreign Stocks & ADR's
Activision Blizzard, Inc.	90,000	962,100	(Cost $4,465,049)		5,776,900
			Total Investments 98.1%
Adobe Systems, Inc.*	20,000	555,200	(Cost $177,882,935)†		207,879,039
Broadcom Corp.	50,000	1,498,500
Check Point Software			Other Assets in Excess of
Technologies Ltd.*	35,000	1,221,150	Liabilities 1.9%		3,923,327
Cisco Systems, Inc.*	75,000	1,503,750
Dell, Inc.*	72,000	847,440	Net Assets 100.0%		$ 211,802,367

The accompanying notes are an integral part of the financial statements.

Sentinel Capital Growth Fund
(Unaudited)
Fund Profile
at August 31, 2010
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	21.0%	Consumer Discretionary	11.1%
Materials	17.2%	Consumer Staples	8.1%
Energy	13.3%	Financials	7.3%
Industrials	11.6%	Health Care	6.7%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Praxair, Inc.	5.1%	Occidental Petroleum Corp.	3.1%
McDonald's Corp.	5.0%	Freeport-McMoRan Copper & Gold, Inc.	3.0%
SPDR Gold Trust	4.4%	Microsoft Corp.	2.7%
Int'l. Business Machines Corp.	4.0%	Apple, Inc.	2.7%
Emerson Electric Co.	3.4%	Cisco Systems, Inc.	2.3%
		Total of Net Assets	35.7%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2010 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Domestic Common Stocks 86.8%			CME Group, Inc.	1,500	$ 372,120	Automatic Data Processing,
Consumer Discretionary 11.1%			JPMorgan Chase & Co.	35,000	1,272,600	Inc.	20,763	$ 801,659
AutoZone, Inc.*	4,000	$ 839,120	Northern Trust Corp.	20,000	922,800	Cisco Systems, Inc.*	125,870	2,523,694
Dollar General Corp.*	12,500	341,375	Royal Bank of Canada	35,000	1,673,350	Cognizant Technology
						Solutions Corp.*	43,000	2,477,015
Dollar Tree, Inc.*	37,500	1,699,875	Toronto-Dominion Bank	20,000	1,350,200	Corning, Inc.	30,000	470,400
Home Depot, Inc.	20,000	556,200	Wells Fargo & Co.	50,500	1,189,275	EMC Corp.*	50,400	919,296
					8,057,895
McDonald's Corp.	75,500	5,516,030				Intel Corp.	80,000	1,417,600
Tiffany & Co.	45,000	1,783,350	Health Care 4.7%
						Int'l. Business Machines Corp.	36,000	4,436,280
Yum! Brands, Inc.	35,000	1,459,500	Express Scripts, Inc.*	30,000	1,278,000
						Linear Technology Corp.	25,000	716,250
		12,195,450	Gilead Sciences, Inc.*	40,000	1,274,400
						Microsoft Corp.	125,000	2,935,000
Consumer Staples 8.1%			Johnson & Johnson	20,000	1,140,400	Molex, Inc. - Class A	20,000	301,600
Colgate-Palmolive Co.	20,000	1,476,800	Stryker Corp.	35,000	1,511,650
Corn Products Int'l., Inc.	43,400	1,481,242			5,204,450	Qualcomm, Inc.	20,000	766,200
						Visa, Inc.	20,000	1,379,600
JM Smucker Co.	28,000	1,637,440	Industrials 11.6%					23,062,984
PepsiCo, Inc.	24,554	1,575,876	BE Aerospace, Inc.*	20,000	539,000	Materials 9.7%
Procter & Gamble Co.	15,770	940,996	Boeing Co.	5,000	305,650
Walgreen Co.	65,000	1,747,200	Canadian Pacific Railway Ltd.	4,000	235,920	Cliffs Natural Resources, Inc.	15,300	936,207
		8,859,554	Donaldson Co., Inc.	20,000	838,000	Commercial Metals Co.	25,000	325,750
						Freeport-McMoRan Copper &
Energy 13.3%			Emerson Electric Co.	80,000	3,732,000	Gold, Inc.	45,340	3,263,573
Arch Coal, Inc.	15,000	337,650	General Dynamics Corp.	8,000	446,960	Praxair, Inc.	65,000	5,591,950
EOG Resources, Inc.	15,000	1,303,050	Goodrich Corp.	17,000	1,164,160	Yamana Gold, Inc.	50,000	505,500
ExxonMobil Corp.	35,000	2,070,600	Illinois Tool Works, Inc.	5,000	206,300			10,622,980
Noble Corp.	30,000	933,600	Jacobs Engineering Group,			Total Domestic Common Stocks
Occidental Petroleum Corp.	46,000	3,361,680	Inc.*	24,000	832,320	(Cost $77,050,083)		95,269,011
Peabody Energy Corp.	39,000	1,669,200	Norfolk Southern Corp.	33,000	1,771,440	Exchange Traded Funds 4.4%
Schlumberger Ltd.	43,600	2,325,188	Parker Hannifin Corp.	8,000	473,280	Materials 4.4%
			Union Pacific Corp.	30,000	2,188,200	SPDR Gold Trust*
SM Energy Co.	20,000	759,800			12,733,230	(Cost $2,900,529)	40,000	4,882,800
Suncor Energy, Inc.	35,000	1,059,100	Information Technology 21.0%
Transocean Ltd.*	14,000	712,600				Foreign Stocks & ADR's 5.1%
		14,532,468	ANSYS, Inc.*	15,000	581,700	Australia 2.2%
Financials 7.3%			Apple, Inc.*	12,000	2,920,440	BHP Billiton Ltd. ADR	36,000	2,395,080
BlackRock, Inc.	9,000	1,277,550	Autodesk, Inc.*	15,000	416,250

The accompanying notes are an integral part of the financial statements.

Sentinel Capital Growth Fund
(Unaudited)

Space
Value
Shares	(Note 2)
Brazil 0.9%
Vale SA ADR	36,000	$ 963,000
Switzerland 2.0%
Roche Holding AG ADR	65,000	2,205,775
Total Foreign Stocks & ADR's
(Cost $4,267,902)	5,563,855

Principal
Amount	Value
(M=$1,000)	(Note 2)
Corporate Short-Term Notes 3.1%
Chevron Funding Corp.
0.17%, 09/01/10	2,000 M	2,000,000
0.18%, 09/07/10	1,400 M	1,399,958
Total Corporate Short-Term Notes
(Cost $3,399,958)	3,399,958
Total Investments 99.4%
(Cost $87,618,472)†	109,115,624

Other Assets in Excess of
Liabilities 0.6%	622,347

Net Assets 100.0%	$ 109,737,971

*	Non-income producing.

†	Cost for federal income tax purposes is $87,618,472. At
August 31, 2010 unrealized appreciation for federal income
tax purposes aggregated $21,497,152 of which $25,426,963
related to appreciated securities and $3,929,811 related to
depreciated securities.
ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

Sentinel Common Stock Fund
(Unaudited)
Fund Profile
at August 31, 2010
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	19.0%	Consumer Staples	10.9%
Health Care	13.9%	Consumer Discretionary	8.3%
Financials	12.7%	Materials	4.2%
Industrials	12.0%	Telecommunication Services	3.5%
Energy	11.8%	Utilities	1.4%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
ExxonMobil Corp.	3.1%	United Technologies Corp.	1.8%
Procter & Gamble Co.	2.5%	Noble Energy, Inc.	1.7%
Int'l. Business Machines Corp.	2.4%	Schlumberger Ltd.	1.7%
Johnson & Johnson	2.1%	Honeywell Int'l., Inc.	1.6%
PepsiCo, Inc.	2.1%	Chevron Corp.	1.4%
		Total of Net Assets	20.4%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2010 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Domestic Common Stocks 93.2%			Noble Energy, Inc.	250,000	$ 17,445,000	Gen-Probe, Inc.*	100,000	$ 4,503,000
Consumer Discretionary 8.3%			Pride Int'l., Inc.*	125,000	2,943,750	Gilead Sciences, Inc.*	175,000	5,575,500
Coach, Inc.	84,000	$ 3,010,560	Schlumberger Ltd.	325,000	17,332,250	Johnson & Johnson	375,000	21,382,500
Comcast Corp.	800,000	12,856,000	Transocean Ltd.*	85,000	4,326,500	Medco Health Solutions, Inc.*	155,000	6,739,400
Gap, Inc.	350,000	5,911,500	Weatherford Int'l. Ltd.*	550,000	8,200,500	Medtronic, Inc.	318,600	10,029,528
McDonald's Corp.	137,500	10,045,750			119,797,448	Merck & Co., Inc.	350,000	12,306,000
McGraw-Hill Cos., Inc.	200,000	5,530,000	Financials 11.8%			Mettler-Toledo Int'l., Inc.*	75,000	8,294,250
Nike, Inc.	125,000	8,750,000	ACE Ltd.	150,000	8,020,500	Pfizer, Inc.	685,600	10,921,608
Omnicom Group, Inc.	250,000	8,752,500	American Express Co.	195,000	7,774,650	Zimmer Holdings, Inc.*	125,000	5,896,250
Time Warner Cable, Inc.	180,000	9,289,800	Bank of America Corp.	637,300	7,934,385			136,975,836
Time Warner, Inc.	475,000	14,240,500	Bank of New York Mellon Corp.	325,000		Industrials 12.0%
					7,887,750
TJX Cos., Inc.	150,000	5,953,500	Chubb Corp.	150,000	8,268,000	Babcock & Wilcox Co.*	140,150	3,139,360
		84,340,110				Boeing Co.	100,000	6,113,000
			Goldman Sachs Group, Inc.	90,000	12,324,600
Consumer Staples 10.3%						Canadian National Railway
Altria Group, Inc.	225,000	5,022,000	JPMorgan Chase & Co.	367,750	13,371,390	Co.	160,700	9,805,914
CVS Caremark Corp.	243,100	6,563,700	MetLife, Inc.	175,000	6,580,000	Deere & Co.	125,000	7,908,750
HJ Heinz Co.	150,000	6,936,000	Morgan Stanley	350,000	8,641,500	General Dynamics Corp.	150,000	8,380,500
Kellogg Co.	150,000	7,452,000	The Travelers Cos., Inc.	275,000	13,469,500	General Electric Co.	550,000	7,964,000
Kimberly-Clark Corp.	75,000	4,830,000	Toronto-Dominion Bank	125,000	8,438,750	Honeywell Int'l., Inc.	425,000	16,613,250
			US Bancorp	525,000	10,920,000	L-3 Communications
Kraft Foods, Inc.	250,000	7,487,500				Holdings, Inc.	75,000	4,995,000
			Wells Fargo & Co.	300,000	7,065,000
PepsiCo, Inc.	325,000	20,858,500			120,696,025	McDermott Int'l., Inc.*	280,300	3,593,446
Philip Morris Int'l., Inc.	200,000	10,288,000	Health Care 13.4%			Northrop Grumman Corp.	100,000	5,412,000
Procter & Gamble Co.	419,900	25,055,433	Aetna, Inc.	165,000	4,408,800	Tyco Int'l. Ltd.	250,000	9,320,000
Wal-Mart Stores, Inc.	200,000	10,028,000
		104,521,133	Amgen, Inc.*	150,000	7,656,000	Union Pacific Corp.	135,000	9,846,900
Energy 11.8%			Becton Dickinson & Co.	150,000	10,228,500	United Technologies Corp.	275,000	17,932,750
			Bristol-Myers Squibb Co.	375,000	9,780,000	Waste Management, Inc.	350,000	11,581,500
Apache Corp.	75,000	6,738,750						122,606,370
			Celgene Corp.*	75,000	3,864,000
Chevron Corp.	197,400	14,639,184				Information Technology 18.1%
			Covidien PLC	100,000	3,534,000
EOG Resources, Inc.	115,000	9,990,050				Accenture PLC	325,000	11,895,000
			Eli Lilly & Co.	150,000	5,034,000
ExxonMobil Corp.	525,000	31,059,000				Activision Blizzard, Inc.	650,000	6,948,500
			Forest Laboratories, Inc.*	250,000	6,822,500
Marathon Oil Corp.	233,600	7,122,464				Adobe Systems, Inc.*	100,000	2,776,000

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund
(Unaudited)

Space	Space
Value	Value
Shares	(Note 2)	Shares	(Note 2)
Broadcom Corp.	200,000	$ 5,994,000	Mexico 0.6%
Check Point Software	America Movil SA de CV
Technologies Ltd.*	300,000	10,467,000	ADR	130,000	$ 6,061,900
Cisco Systems, Inc.*	475,000	9,523,750	United Kingdom 0.6%
Dell, Inc.*	325,000	3,825,250	Diageo PLC ADR	95,500	6,255,250
Dolby Laboratories, Inc.*	125,000	6,927,500	Total Foreign Stocks & ADR's
(Cost $28,921,411)	36,062,650
EMC Corp.*	700,000	12,768,000
Intel Corp.	250,000	4,430,000	Principal
Amount	Value
Int'l. Business Machines	(M=$1,000)	(Note 2)
Corp.	200,000	24,646,000
Juniper Networks, Inc.*	233,300	6,345,760	Corporate Short-Term Notes 0.8%
KLA-Tencor Corp.	225,000	6,302,250	Abbott Labs
0.19%, 10/04/10	1,299 M	1,298,774
Microsoft Corp.	600,000	14,088,000	Caterpillar Financial Corp.
NetApp, Inc.*	200,000	8,088,000	0.3%, 09/09/10	210 M	209,986
Oracle Corp.	400,000	8,752,000	Chevron Funding Corp.
Riverbed Technology, Inc.*	200,000	7,672,000	0.16%, 09/01/10	5,000 M	5,000,000
Seagate Technology PLC*	275,000	2,785,750	Coca-Cola Co.
0.22%, 11/15/10	650 M	649,702
Teradata Corp.*	350,000	11,459,000
Nestle Capital Corp.
Texas Instruments, Inc.	500,000	11,515,000	0.25%, 11/17/10	500 M	499,733
Visa, Inc.	100,000	6,898,000	PepsiCo, Inc.
184,106,760	0.19%, 09/20/10	250 M	249,975
Materials 3.2%	United Parcel
EI Du Pont de Nemours &	0.17%, 10/01/10	400 M	399,943
Co.	175,000	7,134,750	Total Corporate Short-Term Notes
Freeport-McMoRan Copper	(Cost $8,308,113)	8,308,113
& Gold, Inc.	200,000	14,396,000	Total Investments 98.5%
(Cost $767,903,383)†	1,003,261,215
Praxair, Inc.	125,000	10,753,750
32,284,500	Other Assets in Excess of
Telecommunication Services 2.9%	Liabilities 1.5%	14,991,985
AT&T, Inc.	325,000	8,784,750
Rogers Communications, Inc.	275,000	9,572,750	Net Assets 100.0%	$ 1,018,253,200
Verizon Communications,
Inc.	375,000	11,066,250	*	Non-income producing.
29,423,750
†	Cost for federal income tax purposes is $767,903,383. At
Utilities 1.4%	August 31, 2010 unrealized appreciation for federal income
Entergy Corp.	100,000	7,884,000	tax purposes aggregated $235,357,832 of which
$270,516,420 related to appreciated securities and
Exelon Corp.	166,000	6,759,520	$35,158,588 related to depreciated securities.
14,643,520	ADR	-	American Depositary Receipt
Total Domestic Common Stocks	SPDR	-	Standard & Poor's Depository Receipts
(Cost $721,140,496)	949,395,452
Exchange Traded Funds 0.9%
Financials 0.9%
SPDR KBW Regional
Banking*
(Cost $9,533,363)	450,000	9,495,000
Foreign Stocks & ADR's 3.6%
Australia 1.0%
BHP Billiton Ltd. ADR	150,000	9,979,500
Germany 0.9%
SAP AG ADR	200,000	8,708,000
Israel 0.5%
Teva Pharmaceutical
Industries Ltd. ADR	100,000	5,058,000

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Allocation Fund
(Unaudited)
Fund Profile
at August 31, 2010

Portfolio Weightings
Asset Category	Percent of Net Assets
U.S. Government Obligations	47.1%
Domestic Common Stocks	32.5%
Corporate Bonds	10.9%
Foreign Stocks & ADR's	6.4%
Exchange Traded Funds	0.4%
Limited Partnership Interests	0.1%
Cash and Other	2.6%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	0.8%	FGLMC G13866	4.50%	08/01/25	8.2%
Noble Energy, Inc.	0.6%	FNMA AD8533	5.00%	08/01/40	6.8%
Merck & Co., Inc.	0.6%	FNMA 928260	4.00%	03/01/36	5.5%
Comcast Corp.	0.6%	FHLMC J12075	4.50%	04/01/25	4.5%
PepsiCo, Inc.	0.6%	FGLMC J12766	4.00%	08/01/25	3.8%
Wal-Mart Stores, Inc.	0.6%	FNMA 735703	5.00%	04/01/29	2.3%
Int'l. Business Machines Corp.	0.6%	FNMA 889582	5.00%	12/01/36	2.1%
Li & Fung Ltd.	0.5%	FGLMC A87434	5.00%	07/01/39	2.0%
Kraft Foods, Inc.	0.5%	FGLMC J12795	4.00%	08/01/25	1.9%
Singapore Technologies Engineering Ltd.	0.5%	FNMA 932122	4.00%	05/01/35	1.9%
Total of Net Assets	5.9%	Total of Net Assets			39.0%

Average Effective Duration (for all Fixed Income Holdings) 3.4 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at August 31, 2010 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 47.1%			30-Year:			FNMA 735578
U.S. Government Agency			FHLMC A47368			5%, 06/01/35	1,433 M	$ 1,529,911
Obligations 47.1%			5%, 10/01/35	789 M $	845,161	FNMA 928260
Federal Home Loan Bank 2.3%			FGLMC A87434			4%, 03/01/36	5,781 M	6,041,244
			5%, 07/01/39	2,066 M	2,204,674	FNMA 889582
Agency Discount Notes:					3,049,835	5%, 12/01/36	2,150 M	2,295,637
0.11%, 09/02/10	2,500 M	$ 2,499,992
			Total Federal Home Loan Mortgage			FNMA AD8533
Federal Home Loan Mortgage			Corporation		23,282,891	5%, 08/01/40	7,000 M	7,485,974
Corporation 21.2%			Federal National Mortgage					23,351,195
Mortgage-Backed Securities:			Association 23.6%			Total Federal National Mortgage
15-Year:			Mortgage-Backed Securities:			Association		25,882,265
						Total U.S. Government Obligations
FHLMC J12075			25-Year:			(Cost $51,356,273)		51,665,148
4.5%, 04/01/25	4,614 M	4,915,977
			FNMA 735703			Corporate Bonds 10.9%
FGLMC G13866			5%, 04/01/29	2,358 M	2,531,070
4.5%, 08/01/25	8,454 M	8,985,159				Basic Industry 0.5%
		13,901,136	30-Year:			Hanesbrands, Inc.
20-Year:			FNMA 729393			8%, 12/15/16	250 M	261,563
			4.5%, 08/01/33	1,907 M	2,026,439
FGLMC J12766						Peabody Energy Corp.
4%, 08/01/25	4,000 M	4,219,213	FNMA 725236			6.5%, 09/15/20	250 M	264,062
			4.5%, 03/01/34	1,790 M	1,901,190			525,625
FGLMC J12795			FNMA 932122
4%, 08/01/25	2,000 M	2,112,707				Consumer Cyclical 1.0%
		6,331,920	4%, 05/01/35	1,980 M	2,070,800
						GMAC, Inc.
						8.3%, 02/12/15(a)	250 M	260,625

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Allocation Fund

(Unaudited)

	Principal			Principal				Space
	Amount	Value		Amount	Value			Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		Shares	(Note 2)

Macy's Retail Holdings, Inc.			Technology 0.7%			Transocean Ltd.*	4,000	$ 203,600
5.75%, 07/15/14	200 M	$ 206,500	Corning, Inc.			Weatherford Int'l. Ltd.*	15,000	223,650
Starwood Hotels & Resorts Worldwide, Inc.			4.25%, 08/15/20	500 M $	519,114			4,108,703
6.75%, 05/15/18	400 M	425,000	Seagate HDD Cayman			Financials 3.6%
TRW Automotive, Inc.			6.875%, 05/01/20(a)	250 M	246,250
7.25%, 03/15/17(a)	250 M	256,875			765,364	ACE Ltd.	6,000	320,820
		1,149,000				American Express Co.	7,500	299,025
			Telecommunication Services 0.2%
Consumer Non-Cyclical 0.5%						Bank of America Corp.	12,670	157,741
			Sprint Nextel Corp.
ARAMARK Corp.			6%, 12/01/16	250 M	234,688	Bank of New York Mellon Corp.	10,000	242,700
8.5%, 02/01/15	500 M	518,125	Utilities 0.6%			Chubb Corp.	5,000	275,600
Energy 0.9%			NRG Energy, Inc.			Franklin Resources, Inc.	1,800	173,718
Anadarko Petroleum Corp.			8.25%, 09/01/20(a)	670 M	677,538	Goldman Sachs Group, Inc.	2,500	342,350
5.95%, 09/15/16	500 M	495,818	Total Corporate Bonds
Chesapeake Energy Corp.			(Cost $11,597,315)		11,910,836	JPMorgan Chase & Co.	12,000	436,320
6.875%, 08/15/18	250 M	256,250				MetLife, Inc.	10,000	376,000
					Space	Moody's Corp.	4,700	99,358
Tesoro Corp.					Value
6.5%, 06/01/17	250 M	241,875		Shares	(Note 2)	PNC Financial Services Group,
		993,943				Inc.	5,006	255,106
			Domestic Common Stocks 32.5%
Financials 3.3%						The Travelers Cos., Inc.	8,500	416,330
			Consumer Discretionary 2.5%
Bank of America Corp.						US Bancorp	12,500	260,000
5.49%, 03/15/19	500 M	510,963	Coach, Inc.	5,400	193,536	Wells Fargo & Co.	10,000	235,500
Citigroup, Inc.			Comcast Corp.	40,000	642,800			3,890,568
5.5%, 02/15/17	500 M	514,427	Gap, Inc.	16,900	285,441	Health Care 5.1%
Goldman Sachs Group, Inc.			McDonald's Corp.	4,000	292,240	Abbott Laboratories	5,000	246,700
5.625%, 01/15/17	500 M	524,730
			McGraw-Hill Cos., Inc.	6,500	179,725	Aetna, Inc.	7,500	200,400

Int'l. 6.5%, Lease 09/01/14(a) Finance Corp.	500 M	515,000	Omnicom Group, Inc.	12,500	437,625	Amgen, Inc.*	5,000	255,200
Lloyds TSB Bank PLC			Target Corp.	5,000	255,800	Becton Dickinson & Co.	7,500	511,425
5.8%, 01/13/20(a)	500 M	516,213	Time Warner Cable, Inc.	2,928	151,114	Bristol-Myers Squibb Co.	14,000	365,120
Regions Bank			Time Warner, Inc.	11,666	349,747	Cigna Corp.	7,500	241,650
7.5%, 05/15/18	500 M	531,799			2,788,028
						Covidien PLC	5,000	176,700
SLM Corp.			Consumer Staples 4.4%
5.375%, 05/15/14	500 M	460,376				Eli Lilly & Co.	6,500	218,140
		3,573,508	Altria Group, Inc.	12,500	279,000	Forest Laboratories, Inc.*	12,500	341,125
			Coca-Cola Co.	4,455	249,124
Health Care 1.7%						Gen-Probe, Inc.*	7,500	337,725
			Colgate-Palmolive Co.	2,500	184,600
Boston Scientific Corp.						Gilead Sciences, Inc.*	5,000	159,300
6%, 01/15/20	500 M	529,137	CVS Caremark Corp.	15,000	405,000	Johnson & Johnson	6,000	342,120
HCA, Inc.			General Mills, Inc.	5,622	203,291	Medco Health Solutions, Inc.*	5,000	217,400
7.25%, 09/15/20	500 M	525,000	HJ Heinz Co.	7,500	346,800	Medtronic, Inc.	10,000	314,800
Tenet Healthcare Corp.			Kimberly-Clark Corp.	4,544	292,634
8.875%, 07/01/19	250 M	271,562				Merck & Co., Inc.	18,650	655,734
			Kraft Foods, Inc.	20,000	599,000
Universal Hospital Services, Inc.						Mettler-Toledo Int'l., Inc.*	2,500	276,475
			PepsiCo, Inc.	10,000	641,800
8.5%, 06/01/15(b)	500 M	505,000				Pfizer, Inc.	25,000	398,250
		1,830,699	Philip Morris Int'l., Inc.	7,500	385,800	Zimmer Holdings, Inc.*	6,000	283,020
Insurance 1.0%			Procter & Gamble Co.	9,600	572,832			5,541,284
Genworth Financial, Inc.			Wal-Mart Stores, Inc.	12,500	626,750	Industrials 4.6%
6.15%, 11/15/66 (e)	250 M	176,875			4,786,631	Babcock & Wilcox Co.*	5,000	112,000
ING Groep NV			Energy 3.7%
5.775%, 12/26/49 (f)	250 M	206,875	Chevron Corp.	5,000	370,800	Boeing Co.	7,000	427,910
						Canadian National Railway Co.	7,000	427,140
Prudential Financial, Inc.			ConocoPhillips	7,088	371,624
5.375%, 06/21/20	500 M	539,534				Deere & Co.	6,500	411,255
			ExxonMobil Corp.	15,000	887,400
XL Capital Ltd.						General Dynamics Corp.	5,000	279,350
6.5%, 12/31/49(c) (g)	250 M	190,950	Hess Corp.	3,000	150,750	General Electric Co.	17,900	259,192
		1,114,234	Marathon Oil Corp.	12,500	381,125	Honeywell Int'l., Inc.	10,000	390,900
Media 0.5%			Noble Energy, Inc.	10,000	697,800	L-3 Communications Holdings,
DIRECTV Holdings LLC			Occidental Petroleum Corp.	3,162	231,079	Inc.	3,500	233,100
6%, 08/15/40	500 M	528,112	Patterson-UTI Energy, Inc.	10,000	147,600	McDermott Int'l., Inc.*	20,000	256,400
			Pride Int'l., Inc.*	7,500	176,625	Northrop Grumman Corp.	10,000	541,200
			Schlumberger Ltd.	5,000	266,650	Tyco Int'l. Ltd.	10,000	372,800

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Allocation Fund

(Unaudited)

		Space			Space				Space
		Value			Value				Value
	Shares	(Note 2)		Shares	(Note 2)			Shares	(Note 2)

Union Pacific Corp.	4,000	$ 291,760	Foreign Stocks & ADR's 6.4%			Total Investments 97.4%
						(Cost $103,979,461)†			$ 106,750,339
United Technologies Corp.	7,500	489,075	Australia 0.3%
Waste Management, Inc.	17,500	579,075	BHP Billiton Ltd. ADR	5,000	$ 332,650	Other Assets in Excess of
		5,071,157	Brazil 0.2%			Liabilities 2.6%			2,826,185

Information Technology 5.3%			Petroleo Brasileiro SA ADR	6,000	200,100
Accenture PLC	10,000	366,000				Net Assets 100.0%			$ 109,576,524
Activision Blizzard, Inc.	17,500	187,075	China 0.4%
Altera Corp.	4,994	123,202	China Life Ins. Co Ltd.	110,000	419,990	*	Non-income producing.
ANSYS, Inc.*	8,000	310,240	France 0.5%			†	Cost for federal income tax purposes is $103,979,461. At
			Groupe Danone	5,000	268,689		August 31, 2010 unrealized appreciation for federal income
Check Technologies Point Software Ltd.*	10,000	348,900	Total SA ADR	7,000	326,550		tax purposes aggregated $2,770,878 of which $6,082,852
					595,239		related to appreciated securities and $3,311,974 related to
Cisco Systems, Inc.*	12,000	240,600					depreciated securities.
			Germany 0.8%
EMC Corp.*	22,500	410,400				(a)	Security exempt from registration under Rule 144A of the
Fiserv, Inc.*	4,600	230,138	E.ON AG	2,500	70,523		Securities Act of 1933, as amended. These securities may
			Fresenius SE	7,500	523,406		be resold in transactions exempt from registration, normally
Harris Corp.	5,000	210,350					to qualified institutional buyers. At August 31, 2010, the
Int'l. Business Machines Corp.	5,000	616,150	SAP AG ADR	7,000	304,780		market value of rule 144A securities amounted to
					898,709		$2,472,501 or2.26% of net assets.
Juniper Networks, Inc.*	10,000	272,000
Microchip Technology, Inc.	8,500	235,365	Hong Kong 0.5%			(b)	Payment in kind. Issuer may satisfy interest due by issuing
			Li & Fung Ltd.	120,000	607,810		more bonds rather than paying in cash.
Microsoft Corp.	15,000	352,200
NetApp, Inc.*	10,000	404,400	Israel 0.2%			(c)	Step Up/Down.
			Teva Pharmaceutical
Oracle Corp.	12,000	262,560	Industries Ltd. ADR	4,000	202,320	(d)	Return of capital paid during the fiscal period.
Seagate Technology PLC*	24,000	243,120	Japan 0.5%			(e)	Genworth Financial, Inc. is currently fixed at 6.15%. On
Teradata Corp.*	10,000	327,400	Komatsu Ltd.	13,000	263,838		November 15th, 2016 it converts to a variable rate that floats
							on the 15th of February, May, August, and November. The
Texas Instruments, Inc.	17,000	391,510	Uni-Charm Corp.	2,301	280,743		interest rate is based on the 3-month Libor rate plus
Visa, Inc.	3,500	241,430			544,581		2.0025%.

		5,773,040	Singapore 0.5%			(f)	ING Groep NV is currently fixed at 5.775%.		On December
Materials 1.3%							8th, 2015 it converts to a variable rate that floats on the 8th
			Singapore Technologies				of March, June, September, and December. The interest
EI Du Pont de Nemours & Co.	7,000	285,390	Engineering Ltd.	250,000	590,188		rate is based on the 3-month Libor rate plus 1.68%.
			South Korea 0.4%
Freeport-McMoRan Copper & Gold, Inc.	5,000	359,900				(g)	XL Capital Ltd. is currently fixed at 6.5%. On April 15th,
			Samsung Electronics Co Ltd.	700	441,405		2017 it converts to a variable rate that floats on the 15th of
Packaging Corp. of America	12,500	278,625	Spain 0.2%				January, April, July, and October. The interest rate is based
Praxair, Inc.	5,000	430,150					on the 3-month Libor rate plus 2.4575%.
			Telefonica SA ADR	3,000	199,530
Weyerhaeuser Co.	4,308	67,635
		1,421,700	Switzerland 0.8%			ADR	-	American Depositary Receipt

Telecommunication Services 1.3%			ABB Ltd.	15,000	289,879	SPDR	-	Standard & Poor's Depository Receipts
AT&T, Inc.	20,000	540,600	Julius Baer Group Ltd.	3,000	105,816
Rogers Communications, Inc.	15,000	522,150	Nestle SA	5,000	259,050
			Novartis AG ADR	3,500	183,715
Verizon Communications, Inc.	14,000	413,140			838,460
		1,475,890

Utilities 0.7%			United Kingdom 1.1%
DPL, Inc.	5,500	139,260	BG Group PLC	20,000	321,913
Entergy Corp.	2,500	197,100	Standard Chartered PLC	11,000	294,975
Exelon Corp.	5,000	203,600	Vodafone Group PLC ADR	10,000	241,800
			WPP PLC	30,000	297,221
NextEra Energy, Inc.	3,411	183,273			1,155,909
		723,233	Total Foreign Stocks & ADR's
Total Domestic Common Stocks			(Cost $5,948,889)		7,026,891
(Cost $34,565,889)		35,580,234

Exchange Traded Funds 0.4%			Limited Partnership Interests 0.1%
Financials 0.4%			Energy 0.1%
			Williams Partners LP
SPDR KBW Regional Banking			(Cost $111,442)*(d)	4,000	168,440
(Cost $399,653)*	18,900	398,790

The accompanying notes are an integral part of the financial statements.

Sentinel Georgia Municipal Fund
(Unaudited)
Fund Profile
at August 31, 2010
Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
Georgia State Road & Tollway Auth.	5.00%	06/01/18	9.0%	Houston County Hospital Auth.	5.25%	10/01/16	4.7%
State of Georgia	6.25%	08/01/13	8.8%	State of Georgia	5.00%	12/01/19	4.7%
Gwinnett County School District	5.00%	02/01/24	7.2%	De Kalb County, GA	5.00%	12/01/15	4.5%
Columbia County, GA	5.00%	04/01/17	5.7%	Municipal Electric Auth. of Georgia	5.25%	01/01/19	4.5%
County of Forsyth, GA	5.00%	03/01/22	4.8%	City of Columbus, GA	5.00%	05/01/20	4.5%
				Total of Net Assets			58.4%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2010 (Unaudited)

Principal				Principal
Amount		Value		Amount	Value
(M=$1,000)		(Note 2)		(M=$1,000)	(Note 2)

Municipal Bonds 95.7%			State of Georgia
			5%, 12/01/19	1,000 M	$ 1,230,910
Georgia 95.7%			6.25%, 08/01/13	2,000 M	2,333,840
Chatham County School District			Total Municipal Bonds
5.25%, 08/01/14	1,000 M	$ 1,171,430	(Cost $23,218,022)		25,205,438
City of Columbus, GA
5%, 05/01/20	1,000 M	1,176,540			Value
Cobb County Hospital Auth.				Shares	(Note 2)
5.25%, 04/01/15	700 M	767,137	Institutional Funds 3.3%
Cobb County Kennestone Hospital Auth.			Blackrock Provident
5.25%, 04/01/20	500 M	559,440	Institutional Funds Municipal
5.25%, 04/01/21	500 M	555,190	Money Market Fund
Cobb-Marietta Coliseum & Exhibit Hall			(Cost $875,000)	875,000	875,000
5%, 01/01/15	1,000 M	1,124,630	Total Investments 99.0%
Columbia County, GA			(Cost $24,093,022)†		26,080,438
5%, 04/01/17	1,250 M	1,509,987
			Other Assets in Excess of
Commerce School District			Liabilities 1.0%		272,445
5%, 08/01/21	250 M	290,748
County of Forsyth, GA			Net Assets 100.0%		$ 26,352,883
5%, 03/01/22	1,045 M	1,249,120
County of Gilmer, GA
5%, 04/01/20	1,000 M	1,123,640
			† Cost for federal income tax purposes is $24,093,022. At
De Kalb County, GA			August 31, 2010 unrealized appreciation for federal income
5%, 12/01/15	1,000 M	1,194,260	tax purposes aggregated $1,987,416 of which $1,990,470
Georgia State Road & Tollway Auth.			related to appreciated securities and $3,054 related to
5%, 06/01/18	2,000 M	2,379,010	depreciated securities.
Gwinnett County School District
5%, 02/01/24	1,500 M	1,901,475
Houston County Hospital Auth.
5.25%, 10/01/16	1,100 M	1,235,245
Jackson County School District, GA
5%, 03/01/16	500 M	575,550
Jackson County Water & Sewer Auth.
5.25%, 09/01/20	500 M	553,245
Municipal Electric Auth. of Georgia
5.25%, 01/01/19	1,000 M	1,192,290
Newton County School District, GA
5%, 02/01/15	700 M	774,431
Paulding County School District, GA
5%, 02/01/21	1,000 M	1,154,980
Paulding County, GA
5%, 02/01/21	1,000 M	1,152,340

The accompanying notes are an integral part of the financial statements

			.

Sentinel Government Securities Fund
(Unaudited)
Fund Profile
at August 31, 2010
Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			9.6%	1 yr. to 2.99 yrs.			57.7%
				3 yrs. to 3.99 yrs.			32.7%
Average Effective Duration (for all Fixed Income Holdings) 2.6 years**
Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FNMA 928260	4.00%	03/01/36	14.9%	FNMA AB1370	4.50%	08/01/25	5.1%
FGLMC G13866	4.50%	08/01/25	12.4%	FGLMC J12766	4.00%	08/01/25	4.4%
FNMA AD8533	5.00%	08/01/40	11.7%	FNMA 735703	5.00%	04/01/29	4.4%
FGLMC J12795	4.00%	08/01/25	9.5%	FNMA 932122	4.00%	05/01/35	3.9%
FHLMC J12075	4.50%	04/01/25	6.5%	FGLMC A87434	5.00%	07/01/39	3.1%
				Total of Net Assets			75.9%
* "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at August 31, 2010 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 100.4%			FGLMC G01851			20-Year:
			4.5%, 10/01/34	3,280 M	$ 3,476,960
U.S. Government Agency						FNMA 252206
Obligations 100.4%			FGLMC A32438			6%, 01/01/19	24 M	$ 26,749
Federal Home Loan Bank 2.2%			4.5%, 04/01/35	8,361 M	8,840,843	FNMA 573745
			FHLMC A47368			6.5%, 08/01/20	90 M	99,521
Agency Discount Notes:			5%, 10/01/35	14,874 M	15,924,256
0.11%, 09/01/10	8,500 M	$ 8,500,000				FNMA 758564
0.09%, 09/03/10	9,000 M	8,999,955	FHLMC A64971			6%, 09/01/24	609 M	664,851
Total Federal Home Loan Bank		17,499,955	5.5%, 08/01/37	65 M	69,530			791,121
			FGLMC A87434			25-Year:
Federal Home Loan Mortgage			5%, 07/01/39	22,534 M	24,050,988
Corporation 42.5%					52,364,679	FNMA 251808
Mortgage-Backed Securities:			Total Federal Home Loan Mortgage			10%, 04/01/18	16 M	16,427
15-Year:			Corporation		330,263,222	FNMA 735703
			Federal National Mortgage			5%, 04/01/29	31,689 M	34,017,583
FHLMC J12075								34,034,010
4.5%, 04/01/25	47,471 M	50,577,901	Association 55.6%			30-Year:
FGLMC J12856			Collateralized Mortgage Obligations:			FNMA 426830
4%, 08/01/25	21,573 M	22,787,655	FNGT 02-T3 B			8%, 11/01/24	25 M	29,579
FGLMC G13866			5.763%, 12/25/11	200 M	212,602
4.5%, 08/01/25	90,587 M	96,274,979	FNR 03-32 BZ			FNMA 729393
		169,640,535	6%, 11/25/32	1,709 M	1,898,704	4.5%, 08/01/33	16,814 M	17,862,921
20-Year:					2,111,306	FNMA 738887
						5.5%, 10/01/33	469 M	506,502
FGLMC J12766			Mortgage-Backed Securities:			FNMA 748895
4%, 08/01/25	32,763 M	34,558,229	10-Year:			6%, 12/01/33	354 M	387,052
FGLMC J12795			FNMA 556247			FNMA 725236
4%, 08/01/25	69,768 M	73,699,779	7%, 10/01/10	730	731	4.5%, 03/01/34	14,789 M	15,712,242
		108,258,008
			15-Year:			FNMA 932122
30-Year:			FNMA 346879			4%, 05/01/35	29,156 M	30,497,228
FHLMC 170141			7%, 05/01/11	4 M	3,741	FNMA 735578
11%, 09/01/15	327	360	FNMA 985714			5%, 06/01/35	12,894 M	13,769,194
FHLMC 170147			5%, 06/01/23	7,962 M	8,474,207	FNMA 745147
11%, 11/01/15	863	989	FNMA AB1370			4.5%, 12/01/35	5,500 M	5,815,363
FHLMC 360017			4.5%, 08/01/25	37,890 M	40,178,066	FNMA 928260
11%, 11/01/17	647	753			48,656,014	4%, 03/01/36	110,927 M	115,924,539

The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund
(Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
FNMA 881279
5%, 11/01/36	2,708 M	$ 2,887,134
FNMA 889582
5%, 12/01/36	20,505 M	21,896,847
FNMA 931292
5.5%, 06/01/39	11,485 M	12,455,689
FNMA 931533
4.5%, 07/01/39	8,893 M	9,460,795
FNMA 931535
5.5%, 07/01/39	8,047 M	8,727,165
FNMA AD8533
5%, 08/01/40	85,500 M	91,435,829
		347,368,079
Total Federal National
Mortgage Association		432,961,261
Government National Mortgage
Corporation 0.1%
Mortgage-Backed Securities:
15-Year:
GNMA II 3197
7%, 02/20/17	21 M	22,798
20-Year:
GNMA 623177
6.5%, 08/15/23	184 M	204,679
25-Year:
GNMA 608728
6.5%, 11/15/25	191 M	211,819
30-Year:
GNMA 506805
6.5%, 06/15/29	203 M	227,656
Total Government National Mortgage
Corporation		666,952
Total Investments 100.4%
(Cost $774,692,158)†		781,391,390

Excess of Liabilities Over
Other Assets (0.4)%		(3,101,474)

Net Assets 100.0%		$ 778,289,916

† Cost for federal income tax purposes is $774,692,158. At
August 31, 2010 unrealized appreciation for federal income
tax purposes aggregated $6,699,232 of which $7,162,750
related to appreciated securities and $463,518 related to
depreciated securities.

The accompanying notes are an integral part of the financial statements.

Sentinel Growth Leaders Fund
(Unaudited)
Fund Profile
at August 31, 2010
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	23.7%	Consumer Discretionary	10.3%
Materials	19.0%	Financials	8.4%
Energy	14.0%	Consumer Staples	6.5%
Industrials	10.8%	Health Care	3.5%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
McDonald's Corp.	5.6%	Int'l. Business Machines Corp.	4.4%
SPDR Gold Trust	4.7%	Visa, Inc.	4.0%
Praxair, Inc.	4.7%	Norfolk Southern Corp.	3.9%
Yum! Brands, Inc.	4.7%	Occidental Petroleum Corp.	3.7%
Emerson Electric Co.	4.5%	PepsiCo, Inc.	3.7%
		Total of Net Assets	43.9%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2010 (Unaudited)

		Space			Space			Principal
		Value			Value			Amount	Value
	Shares	(Note 2)		Shares	(Note 2)			(M=$1,000)	(Note 2)
Domestic Common Stocks 85.8%			Linear Technology Corp.	35,000	$ 1,002,750	Total Investments 97.8%
						(Cost $27,662,480)†			$ 30,517,077
Consumer Discretionary 10.3%			Microsoft Corp.	40,000	939,200
McDonald's Corp.	24,000	$ 1,753,440	Visa, Inc.	18,000	1,241,640	Other Assets in Excess of
Yum! Brands, Inc.	35,000	1,459,500			7,392,070	Liabilities 2.2%			685,583
		3,212,940	Materials 11.1%
Consumer Staples 6.5%			Cliffs Natural Resources, Inc.	14,800	905,612	Net Assets 100.0%			$ 31,202,660
JM Smucker Co.	15,000	877,200	Freeport-McMoRan Copper &
PepsiCo, Inc.	18,000	1,155,240	Gold, Inc.	15,000	1,079,700
		2,032,440	Praxair, Inc.	17,000	1,462,510	*	Non-income producing.
					3,447,822
Energy 14.0%						†	Cost for federal income tax purposes is $27,662,480. At
			Total Domestic Common Stocks				August 31, 2010 unrealized appreciation for federal income
Occidental Petroleum Corp.	16,000	1,169,280	(Cost $24,852,183)		26,773,782		tax purposes aggregated $2,854,597 of which $4,082,583
Peabody Energy Corp.	25,200	1,078,560	Exchange Traded Funds 4.7%				related to appreciated securities and $1,227,986 related to
							depreciated securities.
Schlumberger Ltd.	20,000	1,066,600	Materials 4.7%
Suncor Energy, Inc.	35,000	1,059,100	SPDR Gold Trust*			ADR	-	American Depositary Receipt
		4,373,540	(Cost $899,714)	12,000	1,464,840	SPDR	-	Standard & Poor's Depository Receipts
Financials 8.4%			Foreign Stocks & ADR's 5.7%
BlackRock, Inc.	5,000	709,750	Australia 3.2%
JPMorgan Chase & Co.	25,000	909,000	BHP Billiton Ltd. ADR	15,000	997,950
Royal Bank of Canada	21,000	1,004,010	Switzerland 2.5%
		2,622,760
			Roche Holding AG ADR	23,000	780,505
Health Care 1.0%			Total Foreign Stocks & ADR's
Gilead Sciences, Inc.*	10,000	318,600	(Cost $1,410,583)		1,778,455
Industrials 10.8%				Principal
BE Aerospace, Inc.*	15,000	404,250		Amount	Value
				(M=$1,000)	(Note 2)
Emerson Electric Co.	30,000	1,399,500
General Dynamics Corp.	6,000	335,220	Corporate Short-Term Notes 1.6%
Norfolk Southern Corp.	23,000	1,234,640	Chevron Funding Corp.
			0.16%, 09/01/10
		3,373,610	(Cost $500,000)	500 M	500,000
Information Technology 23.7%
ANSYS, Inc.*	20,000	775,600
Cisco Systems, Inc.*	55,000	1,102,750
Intel Corp.	55,000	974,600
Int'l. Business Machines Corp.	11,000	1,355,530

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund
(Unaudited)
Fund Profile
at August 31, 2010
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Financials	17.1%	Information Technology	10.2%
Consumer Staples	13.8%	Health Care	9.5%
Industrials	12.9%	Energy	6.8%
Consumer Discretionary	12.2%	Telecommunication Services	2.9%
Materials	10.3%	Utilities	2.3%

Top Geographical Weightings
Country	Percent of Net Assets	Country	Percent of Net Assets
United Kingdom	14.1%	China	7.5%
Japan	13.0%	Spain	4.1%
Switzerland	11.1%	Hong Kong	4.0%
Germany	9.6%	Singapore	3.8%
France	7.7%	Australia	3.4%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Fresenius SE	3.2%	Standard Chartered PLC	2.1%
Nestle SA	3.1%	Komatsu Ltd.	2.0%
Singapore Technologies Engineering Ltd.	2.6%	Vodafone Group PLC	1.8%
Li & Fung Ltd.	2.3%	BG Group PLC	1.8%
WPP PLC	2.2%	China Life Ins. Co Ltd.	1.8%
		Total of Net Assets	22.9%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2010 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 2.3%			Shandong Weigao Grp. Med.			Siemens AG	20,000	$ 1,818,504
Energy 1.1%			Polymer Co Ltd.	380,000	$ 1,895,420			14,505,792
EnCana Corp.	60,000	$ 1,649,400	Tencent Holdings Ltd.	70,000	1,280,540	Hong Kong 4.0%
			Want Want China Holdings			Cheung Kong Hldgs. Ltd.	200,000	2,517,114
Materials 1.2%			Ltd.	2,000,000	1,617,226
Potash Corp. of					11,285,232	Li & Fung Ltd.	700,000	3,545,557
Saskatchewan, Inc.	12,000	1,767,000						6,062,671
			Denmark 1.1%
Total Domestic Common Stocks						India 1.7%
(Cost $3,254,247)		3,416,400	Novo Nordisk A/S ADR	20,000	1,712,400	ICICI Bank Ltd. ADR	60,000	2,478,600
Exchange Traded Funds 1.0%			Finland 1.3%			Israel 2.5%
Materials 1.0%			Fortum Oyj	85,000	1,957,205	NICE Systems Ltd. ADR*	75,000	2,010,000
SPDR Gold Trust*			France 7.7%
(Cost $1,503,546)	13,000	1,586,910				Teva Pharmaceutical
			Air Liquide	17,066	1,774,703	Industries Ltd. ADR	35,000	1,770,300
Foreign Stocks & ADR's 94.7%			AXA SA	86,666	1,347,034			3,780,300
Australia 3.4%			BNP Paribas	30,500	1,908,207	Italy 1.5%
BHP Billiton Ltd.	75,000	2,472,255	Bouygues SA	48,000	1,948,626	Saipem SpA	63,815	2,233,618
Newcrest Mining Ltd.	80,000	2,651,307	Groupe Danone	47,100	2,531,048	Japan 13.0%
		5,123,562	Total SA ADR	45,000	2,099,250	Canon, Inc.	50,000	2,038,448
Brazil 2.4%					11,608,868	Komatsu Ltd.	145,000	2,942,804
Petroleo Brasileiro SA ADR	44,000	1,467,400	Germany 9.6%			Mitsubishi Corp.	112,000	2,399,714
Vale SA ADR*	80,000	2,140,000	Allianz SE ADR	137,000	1,401,510	Nidec Corp.	30,000	2,635,401
		3,607,400
			Bayer AG	20,000	1,220,362	Nintendo Co Ltd.	4,700	1,308,011
China 7.5%			E.ON AG	55,000	1,551,495	Shiseido Co Ltd.	92,000	2,067,563
China Life Ins. Co Ltd.	700,000	2,672,666	Fresenius SE	70,000	4,885,124	SMC Corp/Japan	16,000	1,973,098
Industrial & Commercial
Bank of China	2,400,000	1,743,211	MAN AG	22,000	1,886,328	Toyota Motor Corp.	52,000	1,770,266
Parkson Retail Grp. Ltd.	1,250,000	2,076,169	SAP AG	40,000	1,742,469	Uni-Charm Corp.	20,000	2,440,186
								19,575,491

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund
(Unaudited)

		Space			Principal
		Value			Amount	Value
	Shares	(Note 2)			(M=$1,000)	(Note 2)
Malaysia 0.8%			Total Investments 99.3%
			(Cost $135,477,624)†			$ 149,663,931
Genting Berhad	400,000	$ 1,204,531
Netherlands 1.1%			Other Assets in Excess of
Unilever NV	61,000	1,633,784	Liabilities 0.7%			1,007,658

Singapore 3.8%			Net Assets 100.0%			$ 150,671,589
Singapore Technologies
Engineering Ltd.	1,650,000	3,895,242
Wilmar Int'l. Ltd	379,000	1,750,306
		5,645,548	*	Non-income producing.
South Korea 2.7%			†	Cost for federal income tax purposes is $135,477,624. At
LG Electronics, Inc.	20,000	1,608,141		August 31, 2010 unrealized appreciation for federal income
				tax purposes aggregated $14,186,307 of which $24,558,826
Samsung Electronics Co Ltd.				related to appreciated securities and $10,372,519 related to
	4,000	2,522,312		depreciated securities.
		4,130,453	ADR	-	American Depositary Receipt
Spain 4.1%			SPDR	-	Standard & Poor's Depository Receipts
Banco Santander SA ADR	150,000	1,753,500
Inditex SA	40,000	2,668,830
Telefonica SA ADR	26,000	1,729,260
		6,151,590
Switzerland 11.1%
ABB Ltd.	125,000	2,415,661
Credit Suisse Group	40,000	1,756,809
Julius Baer Group Ltd.	44,000	1,551,972
Nestle SA	90,000	4,662,891
Novartis AG	30,000	1,576,459
Roche Holding AG	18,000	2,446,688
Swatch Group AG	7,000	2,253,238
		16,663,718
Taiwan 1.3%
Hon Hai Precision Industry
Co Ltd.	571,743	2,016,825
United Kingdom 14.1%
Barclays PLC	385,000	1,785,537
BG Group PLC	168,000	2,704,072
Diageo PLC	119,300	1,937,594
HSBC Holdings PLC	172,408	1,680,029
Johnson Matthey PLC	77,000	1,876,468
Standard Chartered PLC	119,263	3,198,142
Tesco PLC	320,000	1,997,181
Vodafone Group PLC	1,135,000	2,735,500
WPP PLC	340,000	3,368,510
		21,283,033
Total Foreign Stocks & ADR's
(Cost $128,719,831)		142,660,621
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 1.3%
Federal Home Loan Bank 1.3%
Agency Discount Notes:
0.11%, 09/01/10
(Cost $2,000,000)	2,000 M	2,000,000

			The accompanying notes are an integral part of the financial statements

Sentinel Mid Cap Value Fund
(Unaudited)
Fund Profile
at August 31, 2010
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Health Care	17.2%	Financials	11.2%
Energy	13.2%	Consumer Staples	9.4%
Industrials	12.0%	Consumer Discretionary	8.3%
Information Technology	11.4%	Telecommunication Services	7.8%
		Materials	3.8%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Arch Capital Group Ltd.	7.5%	Waste Connections, Inc.	4.9%
Laboratory Corp of America Holdings	6.8%	Alere, Inc.	4.2%
Golar LNG Ltd.	6.8%	Gulfmark Offshore, Inc.	3.4%
Warner Chilcott PLC	5.2%	Arris Group, Inc.	3.2%
Ralcorp Holdings, Inc.	5.1%	NeuStar, Inc.	3.2%
		Total of Net Assets	50.3%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2010 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Domestic Common Stocks 90.0%			Industrials 10.4%			Gibraltar 0.9%
Consumer Discretionary 7.4%			Aegean Marine Petroleum			PartyGaming PLC *	364,100	$ 1,463,014
			Network, Inc.	190,400	$ 2,835,056
Discovery Communications,						Norway 1.6%
Inc. Series C*	118,150	$ 3,993,470	Republic Services, Inc.	98,815	2,908,125	Marine Harvest	3,444,300	2,627,723
Jarden Corp.	188,200	5,070,108	Sensata Technologies
Madison Square Garden,			Holding NV*	195,950	3,305,677	Singapore 1.6%
Inc.*	161,662	3,166,150	Waste Connections, Inc.*	214,550	8,099,262	Keppel Corp. Ltd. ADR	200,350	2,630,596
		12,229,728			17,148,120	Total Foreign Stocks & ADR's
						(Cost $6,068,738)		7,112,233
Consumer Staples 7.8%			Information Technology 11.4%
							Principal
Kroger Co.	141,050	2,782,917	Arris Group, Inc.*	658,550	5,380,354		Amount	Value
Macy's, Inc.	89,400	1,737,936	Fidelity National Information	202,100	3,254,496		(M=$1,000)	(Note 2)
Ralcorp Holdings, Inc.*	141,408	8,434,987	IAC/InterActiveCorp* Services, Inc.	125,948	5,008,038	U.S. Government Obligations 4.2%
		12,955,840				Federal Home Loan Bank 4.2%
Energy 13.0%			NeuStar, Inc.*	236,200	5,229,468
					18,872,356	Agency Discount Notes:
Golar LNG Ltd.	1,078,679	11,196,688				0.15%, 09/01/10	2,000 M	2,000,000
Gulfmark Offshore, Inc.*	207,800	5,602,288	Materials 3.8%			0.09%, 09/03/10	1,900 M	1,899,991
Paladin Energy Ltd.*	1,390,200	4,636,317	Ball Corp.	16,050	900,084	0.09%, 09/07/10	3,100 M	3,099,953
		21,435,293	Compass Minerals Int'l. Inc	69,610	4,994,517	Total U.S. Government
						Obligations
Financials 11.2%			Crown Holdings, Inc.*	11,600	323,176	(Cost $6,999,944)		6,999,944
Arch Capital Group Ltd.*	155,350	12,396,930			6,217,777	Total Investments 98.5%
Washington Federal, Inc.	110,550	1,577,549	Telecommunication Services 7.8%			(Cost $149,731,952)†		162,702,022
			Alaska Communications
Willis Group Holdings PLC	152,850	4,444,878	Systems Group, Inc.	536,000	5,177,760	Other Assets in Excess of
		18,419,357				Liabilities 1.5%		2,434,094
			Alere, Inc.*	244,850	6,848,454
Health Care 17.2%
Hospira, Inc.*	51,375	2,638,620	Loral Communications, Space & Inc.*	16,718	895,082	Net Assets 100.0%		$ 165,136,116
Laboratory Corp of America					12,921,296
Holdings*	155,300	11,277,886	Total Domestic Common Stocks			* Non-income producing.
			(Cost $136,663,270)		148,589,845
Quest Diagnostics, Inc.	78,450	3,412,575				†	Cost for federal income tax purposes is $149,731,952. At
Thermo Fisher Scientific,			Foreign Stocks & ADR's 4.3%			August 31, 2010 unrealized appreciation for federal income
Inc.*	57,250	2,411,370	Bermuda 0.2%			tax purposes aggregated $12,970,070 of which $21,103,354
						related to appreciated securities and $8,133,284 related to
Warner Chilcott PLC*	304,350	8,649,627	Golar LNG Energy Ltd. *	308,193	390,900	depreciated securities.
		28,390,078
						ADR	- American Depositary Receipt

			The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund
(Unaudited)
Fund Profile
at August 31, 2010
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.5%	Energy	7.1%
Industrials	17.2%	Consumer Staples	5.2%
Consumer Discretionary	14.9%	Materials	5.0%
Health Care	14.2%	Telecommunication Services	1.2%
Financials	13.2%	Utilities	1.2%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Waste Connections, Inc.	1.9%	Nuance Communications, Inc.	1.5%
Open Text Corp.	1.8%	LKQ Corp.	1.5%
Dolby Laboratories, Inc.	1.6%	NICE Systems Ltd.	1.5%
Citrix Systems, Inc.	1.6%	Endurance Specialty Holdings Ltd.	1.4%
Flowers Foods, Inc.	1.5%	Tractor Supply Co.	1.4%
		Total of Net Assets	15.7%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities

at August 31, 2010 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Domestic Common Stocks 93.2%			Weatherford Int'l. Ltd.*	70,700	$ 1,054,137	Techne Corp.	17,000	$ 981,410

Consumer Discretionary 14.9%					5,892,412	Varian Medical Systems, Inc.*	16,100	857,164
Coach, Inc.	25,000	$ 896,000	Financials 11.2%					10,951,647
Darden Restaurants, Inc.	25,000	1,031,500	Affiliated Managers Group, Inc.*	13,100	841,151	Industrials 17.2%
Dick's Sporting Goods, Inc.*	17,000	415,990	City National Corp/CA	8,500	411,740	Ametek, Inc.	24,200	1,040,358
Gentex Corp.	45,000	790,650	East West Bancorp, Inc.	65,300	954,686	CH Robinson Worldwide, Inc.	12,200	792,878
Gildan Activewear, Inc.*	25,600	702,464	Endurance Specialty Holdings Ltd.	32,700	1,204,668	Cintas Corp.	28,100	716,269
LKQ Corp.*	66,000	1,227,600				Copart, Inc.*	29,000	958,450
Morningstar, Inc.*	16,000	647,200				Donaldson Co., Inc.	7,200	301,680
			Invesco Ltd.	26,000	470,600
O'Reilly Automotive, Inc.*	17,100	808,317				Equifax, Inc.	24,000	707,280
			MSCI, Inc.*	13,100	391,690
Phillips-Van Heusen Corp.	22,700	1,036,936				Fastenal Co.	17,700	801,279
			Northern Trust Corp.	13,900	641,346
Strayer Education, Inc.	3,250	470,535				Flowserve Corp.	8,100	723,978
			People's United Financial, Inc.	49,400	628,368
TJX Cos., Inc.	6,430	255,207				IHS, Inc.*	16,200	1,000,998
			Signature Bank*	22,500	822,150
Tractor Supply Co.	17,600	1,196,448				Iron Mountain, Inc.	41,000	831,480
			Willis Group Holdings PLC	27,600	802,608
Urban Outfitters, Inc.*	31,000	939,920				ITT Corp.	13,400	569,500
			WR Berkley Corp.	35,400	932,790

VF Corp.	15,000	1,059,300			9,285,084	Jacobs Engineering Group, Inc.*	15,700	544,476
WMS Industries, Inc.*	26,300	929,442				Joy Global, Inc.	12,000	680,880
			Health Care 13.2%
		12,407,509				Quanta Services, Inc.*	32,000	574,080
			Beckman Coulter, Inc.	16,450	750,778
Consumer Staples 5.2%						Ritchie Bros Auctioneers, Inc.	37,800	689,094
			Bio-Rad Laboratories, Inc.*	8,786	725,108
Alberto-Culver Co.	35,600	1,105,380				Roper Industries, Inc.	15,000	871,200
			CR Bard, Inc.	10,500	806,715
Church & Dwight Co., Inc.	17,300	1,059,279				Stericycle, Inc.*	13,100	858,050
			Dentsply Int'l., Inc.	27,580	767,276
Flowers Foods, Inc.	48,800	1,260,992				Waste Connections, Inc.*	42,050	1,587,388
			Endo Pharmaceuticals Holdings,					14,249,318
McCormick & Co., Inc.	22,500	897,075	Inc.*	24,400	662,948
		4,322,726				Information Technology 17.0%
			Gen-Probe, Inc.*	14,700	661,941
Energy 7.1%						Activision Blizzard, Inc.	54,000	577,260
			IDEXX Laboratories, Inc.*	7,900	436,633
Core Laboratories NV	13,800	1,089,234				Altera Corp.	29,100	717,897
			Illumina, Inc.*	16,200	694,818
Newfield Exploration Co.*	13,500	648,135				Amdocs Ltd.*	30,325	795,425
			Life Technologies Corp.*	20,100	859,677
Petrohawk Energy Corp.*	41,000	619,920				ANSYS, Inc.*	30,800	1,194,424
			Mettler-Toledo Int'l., Inc.*	6,200	685,658
Range Resources Corp.	20,200	682,962				Citrix Systems, Inc.*	22,500	1,303,650
			NuVasive, Inc.*	23,700	695,595
Southwestern Energy Co.*	24,200	791,824				Dolby Laboratories, Inc.*	23,900	1,324,538
			Quality Systems, Inc.	13,400	751,070
Superior Energy Services, Inc.*	46,800	1,006,200				FLIR Systems, Inc.*	35,925	902,436
			Resmed, Inc.*	20,400	614,856

The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund
(Unaudited)
			†	Cost for federal income tax purposes is $72,537,476. At
		Space		August 31, 2010 unrealized appreciation for federal income
		Value		tax purposes aggregated $10,015,186 of which $12,954,951
	Shares	(Note 2)		related to appreciated securities and $2,939,765 related to
				depreciated securities.
Harris Corp.	22,700	$ 954,989	(a)	Return of capital paid during the fiscal period.
Intersil Corp.	42,800	427,786	ADR	- American Depositary Receipt
McAfee, Inc.*	15,400	724,570
Nuance Communications, Inc.*	85,625	1,256,975
Open Text Corp.*	33,750	1,485,000
Polycom, Inc.*	34,400	979,712
Power Integrations, Inc.	25,600	701,184
Trimble Navigation Ltd.*	25,700	722,941
		14,068,787
Materials 5.0%
AptarGroup, Inc.	22,570	940,040
Ecolab, Inc.	17,200	815,280
Pactiv Corp.*	11,300	362,504
Sigma-Aldrich Corp.	13,000	691,210
Silgan Holdings, Inc.	22,000	657,580
Steel Dynamics, Inc.	51,700	708,290
		4,174,904
Telecommunication Services 1.2%
American Tower Corp.*	11,500	538,890
Cbeyond, Inc.*	35,500	424,225
		963,115
Utilities 1.2%
ITC Holdings Corp.	17,000	985,320
Total Domestic Common Stocks
(Cost $68,291,152)		77,300,822
Real Estate Investment Trusts 2.0%
Financials 2.0%
Digital Realty Trust, Inc.	16,000	948,320
Home Properties, Inc.(a)	14,700	742,350
Total Real Estate Investment Trusts
(Cost $996,254)		1,690,670
Foreign Stocks & ADR's 2.5%
Israel 1.5%
NICE Systems Ltd. ADR*	45,525	1,220,070
United Kingdom 1.0%
Shire Ltd. ADR	13,000	841,100
Total Foreign Stocks & ADR's
(Cost $1,750,070)		2,061,170
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 1.8%
Federal Home Loan Bank 1.8%
Agency Discount Notes:
0.11%, 09/01/10
(Cost $1,500,000)	1,500 M	1,500,000
Total Investments 99.5%
(Cost $72,537,476)†		82,552,662

Other Assets in Excess of
Liabilities 0.5%		399,340

Net Assets 100.0%		$ 82,952,001

* Non-income producing.

The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund
(Unaudited)

Fund Profile
at August 31, 2010
Average Effective Duration
			Percent of
Duration		Fixed Income Holdings
Less than 1 yr.			28.0%
1 yr. to 2.99 yrs.			72.0%
Average Effective Duration (for all Fixed Income Holdings) 1.4 years**

Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FNR 10-64 AD	3.00%	12/25/20	6.6%	FNR 09-113 DB	3.00%	12/25/20	3.1%
FNR 10-83 AK	3.00%	11/25/18	4.2%	FNR 09-70 NM	3.25%	08/25/19	3.1%
FHR 3507 AC	4.00%	06/15/27	3.6%	FNMA AD0873	4.00%	09/01/20	2.5%
GNR 10-75 KA	4.50%	12/20/35	3.5%	FNR 09-88 DC	3.25%	10/25/20	2.5%
FNR 09-88 DB	3.00%	10/25/20	3.2%	FNR 09-70 NL	3.00%	08/25/19	2.5%
				Total of Net Assets			34.8%
* "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at August 31, 2010 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 98.7%			FHRR R005 AB			FHR 2766 PE
U.S. Government Agency			5.5%, 12/15/18	10,511 M	$ 10,848,029	5%, 10/15/29	16,211 M	$ 17,031,810
Obligations 98.7%			FHR 3645 EH			FHR 3570 PA
Federal Home Loan Bank 0.2%			3%, 12/15/20	35,573 M	36,843,731	5%, 07/15/31	4,634 M	5,019,449
			FHR 2503 PV			FHR 3581 MB
Agency Discount Notes:			6%, 12/15/20	9,167 M	9,375,994	5%, 09/15/31	37,081 M	38,510,550
0.09%, 09/03/10	8,200 M	$8,199,959
			FHR 2692 QC			FHR 2551 TE
Federal Home Loan Mortgage			5%, 02/15/21	12,750 M	13,329,396	5.5%, 09/15/31	4,709 M	4,882,114
Corporation 30.5%
			FHR 2709 PD			FHR 2435 HL
Collateralized Mortgage Obligations:			5%, 03/15/21	15,000 M	15,723,238	6.5%, 09/15/31	1,634 M	1,653,479
FHR 2353 TD			FHR 3574 EA			FHR 3561 PA
6%, 09/15/16	127 M	136,636	3%, 09/15/21	47,706 M	49,769,130	5%, 12/15/31	43,175 M	45,117,597
FHR 3261 AG			FHR 2492 PE			FHR 3284 BA
5.5%, 01/15/17	11,124 M	11,713,335	6%, 01/15/22	1,264 M	1,286,442	4.5%, 02/15/32	15,523 M	16,089,244
FHR 2510 AJ			FHR 3559 AB			FHR 3083 UB
5%, 10/15/17	5,431 M	5,837,033	4.5%, 03/15/23	7,720 M	8,173,100	4.5%, 06/15/32	6,335 M	6,600,566
FHR 2508 CK			FHR 3571 BA			FHR 3033 JB
5%, 10/15/17	10,533 M	11,319,343	4.5%, 04/15/23	36,790 M	39,466,644	5.5%, 11/15/32	19,518 M	20,562,193
FHR 2530 BH			FHR 2922 EP			FHR 2991 QC
5%, 11/15/17	14,467 M	15,731,196	4.5%, 05/15/23	21,389 M	22,213,945	5%, 08/15/34	10,000 M	10,316,772
FHR 3562 AN			FHR 3165 JA			FHR 2927 ED
4%, 12/15/17	7,936 M	8,386,755	5.5%, 04/15/26	1,066 M	1,072,045	4%, 01/15/35	18,432 M	19,199,417
FHR 3567 ND			FHR 3507 AC			FHR 3238 LA
4%, 12/15/17	64,072 M	67,825,671	4%, 06/15/27	117,011 M	122,173,334	4.5%, 06/15/35	10,833 M	11,269,696
FHR 3604 AG			FHR 3176 HA			FHR 3638 PA
4%, 12/15/17	19,738 M	20,718,315	6%, 02/15/28	1,560 M	1,567,216	4.5%, 03/15/37	22,428 M	23,878,776
FHR 2629 BL			FHR 2978 CK					788,037,060
4.5%, 01/15/18	22,363 M	23,622,483	5.5%, 06/15/28	8,630 M	8,776,658	Mortgage-Backed Securities:
FHR 2635 DG			FHR 2891 LC			10-Year:
4.5%, 01/15/18	5,870 M	6,203,261	5%, 08/15/29	36,500 M	38,052,086
						FHLMC E89015
FHR 2642 WP			FHR 2953 PC			6.5%, 04/01/12	74 M	76,548
4.5%, 02/15/18	12,464 M	13,161,106	5.5%, 08/15/29	4,426 M	4,579,275

The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund
(Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FHLMC J00464			FHLMC E98706			FNR 09-78 NG
5%, 11/01/15	2,727 M	$ 2,890,203	5%, 08/01/18	2,973 M	$3,183,322	3.5%, 08/25/19	50,776 M	$ 53,228,294
		2,966,751	FGCI B10742			FNR 09-70 NQ
15-Year:			4.5%, 11/01/18	2,188 M	2,338,845	3.5%, 08/25/19	61,742 M	64,653,006
FHLMC E62686			FHLMC B10643			FNR 10-65 AD
7%, 01/01/11	2 M	2,206	5%, 11/01/18	2,101 M	2,248,767	3%, 09/25/20	29,914 M	30,917,364
FHLMC E00422			FGCI G13538			FNR 03-106 WD
7%, 03/01/11	4 M	3,675	5%, 12/01/18	7,621 M	8,158,350	4.5%, 09/25/20	12,000 M	12,519,403
FHLMC M30121			FHLMC B11933			FNR 09-88 DB
5.5%, 05/01/11	22 M	22,288	4%, 01/01/19	12,879 M	13,657,231	3%, 10/25/20	105,013 M	109,331,808
FHLMC E00436			FHLMC G13317			FNR 09-88 DC
7%, 06/01/11	3 M	3,153	5%, 02/01/19	1,655 M	1,771,848	3.25%, 10/25/20	80,937 M	84,832,374
FHLMC M30123			FHLMC B12434			FNR 10-64 AD
6.5%, 07/01/11	8 M	7,955	4.5%, 03/01/19	4,655 M	4,977,309	3%, 12/25/20	218,751 M	227,837,445
FHLMC E85491			FHLMC B13521			FNR 09-113 DB
6.5%, 09/01/11	14 M	13,913	5%, 04/01/19	6,020 M	6,448,716	3%, 12/25/20	103,576 M	107,333,233
FHLMC F70014			FHLMC J05907			FNR 08-61 CA
7.5%, 09/01/11	12 M	12,692	6%, 08/01/19	3,802 M	4,118,528	5%, 08/25/22	11,626 M	12,435,062
FHLMC F70015			FGCI G13841			FNR 08-55 NA
8%, 12/01/11	6 M	5,625	4%, 05/01/20	28,843 M	30,729,173	5%, 08/25/22	9,848 M	10,499,493
FHLMC G10654			FGCI J02774			FNR 08-80 TJ
7%, 02/01/12	49 M	50,981	5%, 05/01/20	20,796 M	22,264,134	5%, 09/25/22	20,345 M	21,662,972
FHLMC G10705			FGCI G12010			FNR 08-81 KA
6.5%, 08/01/12	65 M	70,429	5%, 11/01/20	8,034 M	8,600,773	5%, 10/25/22	8,509 M	9,101,204
FHLMC G11228			FGCI G13628			FNR 03-42 EP
6.5%, 12/01/12	6 M	6,302	4.5%, 06/01/21	18,642 M	19,926,461	4%, 11/25/22	6,259 M	6,539,371
FHLMC E94628			FHLMC G13797			FNR 3584 AB
5%, 02/01/13	310 M	320,881	4%, 10/01/21	60,810 M	64,398,480	4.5%, 12/15/22	62,492 M	65,899,646
FHLMC G11135					252,318,725	FNR 10-3 GA
6.5%, 08/01/13	41 M	41,406	20-Year:			4%, 02/25/25	17,006 M	17,960,287
FHLMC E72131			FHLMC C90035			FNR 03-86 OD
6.5%, 08/01/13	62 M	66,771	6.5%, 11/01/13	81 M	86,951	5%, 06/25/28	15,000 M	15,309,086
FHLMC E72178			FHLMC D94982			FNR 07-77 J
6.5%, 09/01/13	28 M	30,008	7%, 04/01/16	81 M	87,098	5.5%, 10/25/28	2,056 M	2,073,157
FHLMC G10965			FHLMC D94230			FNR 03-24 UJ
7.5%, 10/01/14	20 M	21,084	7.5%, 10/01/19	198 M	220,499	4.5%, 03/25/31	12,520 M	12,866,916
FHLMC E82128					394,548	FNR 03-1 PG
7%, 03/01/15	28 M	28,614	30-Year:			5.5%, 09/25/31	11,265 M	11,721,395
FHLMC E00843			FHLMC 302609			FNR 03-69 GH
8%, 04/01/15	8 M	8,946	8%, 08/01/17	17 M	17,146	3.25%, 12/25/31	15,481 M	15,991,648
FHLMC E01009			FHLMC G00100			FNR 03-69 GJ
6.5%, 08/01/16	420 M	451,099	8%, 02/01/23	13 M	14,679	3.5%, 12/25/31	15,040 M	15,707,476
FHLMC G11585			FHLMC A17291			FNR 02-82 PD
7%, 02/01/17	210 M	221,055	6.5%, 11/01/33	1,696 M	1,875,263	6%, 02/25/32	6,964 M	7,249,126
FHLMC E88357					1,907,088	FNR 03-76 PQ
6.5%, 03/01/17	70 M	76,311	Total Federal Home Loan			3.5%, 04/25/32	1,458 M	1,513,861
FGCI E93521			Mortgage Corporation		1,045,624,172	FNR 05-105 TJ
5%, 12/01/17	20,570 M	22,021,659	Federal National Mortgage			5.5%, 12/25/35	774 M	793,768
FGCI E96256			Association 60.4%			FNR 10-52 PA
4%, 05/01/18	4,353 M	4,643,329	Collateralized Mortgage Obligations:			4.5%, 11/25/36	32,251 M	34,230,229
FGCI E97047			FNR 02-11 QC			FNR 09-3 HL
4%, 05/01/18	3,824 M	4,079,168	5.5%, 03/25/17	4,035 M	4,391,755	5%, 02/25/39	9,564 M	10,268,130
FGCI E96749			FNR 02-18 PC			FNR 09-32 BH
4%, 06/01/18	5,886 M	6,278,271	5.5%, 04/25/17	3,808 M	4,044,777	5.25%, 05/25/39	9,971 M	10,865,090
FGCI E97094			FNR 10-83 AK					1,313,361,962
4%, 06/01/18	6,206 M	6,619,229	3%, 11/25/18	136,885 M	142,317,092	Mortgage-Backed Securities:
FGCI E97184			FNR 09-70 NL			10-Year:
4%, 07/01/18	8,315 M	8,868,776	3%, 08/25/19	81,388 M	84,314,336	FNMA 253507
FGCI E97149			FNR 09-70 NM			7.5%, 09/01/10	224	224
4%, 07/01/18	5,176 M	5,520,962	3.25%, 08/25/19	100,766 M	104,953,158

The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund
(Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FNMA 603547			FNMA 257590			FNMA 594601
6.5%, 09/01/11	12 M	$11,770	4.5%, 02/01/19	410 M	$438,148	8.5%, 10/01/15	12 M	$ 12,134
FNMA 595730			FNMA 930890			FNMA 619191
6.5%, 09/01/11	5 M	4,876	5%, 04/01/19	252 M	269,127	6.5%, 12/01/15	307 M	332,557
FNMA 254082			FNMA 931187			FNMA 535631
5.5%, 10/01/11	16 M	16,160	4.5%, 05/01/19	2,725 M	2,910,384	7%, 12/01/15	288 M	311,137
FNMA 254076			FNMA MA0113			FNMA 594602
6.5%, 10/01/11	21 M	21,331	5%, 05/01/19	719 M	766,686	9%, 01/01/16	11 M	10,891
FNMA 254119			FNMA 931517			FNMA 609148
5.5%, 11/01/11	24 M	24,775	5%, 07/01/19	103 M	110,291	7%, 02/01/16	1,316 M	1,411,849
FNMA 254113			FNMA 931715			FNMA 535777
6.5%, 11/01/11	18 M	18,789	5%, 08/01/19	1,773 M	1,891,343	5.5%, 03/01/16	148 M	160,051
FNMA 254163			FNMA 932111			FNMA 663227
5.5%, 12/01/11	41 M	41,620	5%, 10/01/19	102 M	108,855	6%, 03/01/16	123 M	131,447
FNMA 254226					30,966,704	FNMA 574598
5.5%, 02/01/12	197 M	211,245	15-Year:			6%, 05/01/16	190 M	204,927
FNMA 633905			FNMA 313758			FNMA 545298
5.5%, 03/01/12	30 M	30,183	7%, 11/01/10	5	5	5.5%, 11/01/16	180 M	195,061
FNMA 644268			FNMA 250441			FNMA 614920
5.5%, 04/01/12	21 M	21,661	6.5%, 12/01/10	1 M	1,168	5.5%, 12/01/16	195 M	210,790
FNMA 254399			FNMA 303902			FNMA 792797
6.5%, 06/01/12	246 M	254,705	7%, 05/01/11	710	718	5.5%, 04/01/17	285 M	306,946
FNMA 254427			FNMA 303943			FNMA 668338
6.5%, 07/01/12	337 M	348,758	6.5%, 06/01/11	11 M	11,250	5%, 11/01/17	1,744 M	1,867,450
FNMA 254457			FNMA 250613			FNMA 671380
6.5%, 07/01/12	58 M	60,000	6.5%, 07/01/11	7 M	7,368	6%, 11/01/17	154 M	166,810
FNMA 254698			FNMA 250781			FNMA 889894
6.5%, 01/01/13	119 M	123,957	6.5%, 12/01/11	5 M	5,161	5%, 12/01/17	17,017 M	18,218,271
FNMA 254882			FNMA 367201			FNMA 650205
5%, 08/01/13	38 M	40,635	6.5%, 12/01/11	10 M	10,423	5%, 01/01/18	1,449 M	1,551,271
FNMA 780339			FNMA 367202			FNMA 931669
4.5%, 06/01/14	487 M	504,937	7%, 12/01/11	22 M	21,941	5%, 02/01/18	20,059 M	21,475,124
FNMA 255368			FNMA 370468			FNMA 931672
5.5%, 07/01/14	237 M	248,748	7%, 01/01/12	6 M	5,952	5%, 02/01/18	13,880 M	14,860,136
FNMA 928247			FNMA 390784			FNMA 679165
5.5%, 04/01/17	1,847 M	1,964,072	6%, 05/01/12	25 M	25,837	5.5%, 02/01/18	255 M	276,184
FNMA 972931			FNMA 251300			FNMA 685474
5%, 02/01/18	809 M	859,052	7%, 08/01/12	18 M	18,904	4.5%, 04/01/18	4,366 M	4,670,029
FNMA 975018			FNMA 433301			FNMA 726757
4.5%, 04/01/18	2,116 M	2,255,866	6.5%, 07/01/13	199 M	216,071	4.5%, 06/01/18	5,728 M	6,126,232
FNMA 929527			FNMA 512520			FNMA 720312
5%, 06/01/18	432 M	459,185	7%, 07/01/13	50 M	50,928	4.5%, 06/01/18	2,831 M	3,027,734
FNMA 257329			FNMA 426453			FNMA 555543
5%, 08/01/18	4,115 M	4,376,718	5.5%, 10/01/13	72 M	77,189	5%, 06/01/18	6,845 M	7,328,033
FNMA 257378			FNMA 447881			FNMA 722055
5%, 09/01/18	550 M	584,942	5.5%, 01/01/14	48 M	51,414	4%, 07/01/18	3,943 M	4,208,102
FNMA 257466			FNMA 446787			FNMA 728753
4.5%, 10/01/18	749 M	799,643	5.5%, 01/01/14	146 M	157,741	4%, 07/01/18	23,862 M	25,467,054
FNMA 257428			FNMA 496015			FNMA 722056
5%, 10/01/18	2,488 M	2,648,599	5.5%, 04/01/14	18 M	19,836	4%, 07/01/18	3,673 M	3,919,772
FNMA 930285			FNMA 528088			FNMA 722142
4.5%, 11/01/18	553 M	590,617	5.5%, 05/01/14	25 M	26,612	4%, 07/01/18	6,086 M	6,494,972
FNMA 257481			FNMA 536814			FNMA 713804
5%, 11/01/18	3,160 M	3,364,679	5.5%, 06/01/14	103 M	109,783	4%, 07/01/18	7,926 M	8,459,154
FNMA 930284			FNMA 576789			FNMA 729347
4.5%, 12/01/18	779 M	831,532	5.5%, 06/01/14	32 M	34,406	4%, 07/01/18	9,182 M	9,799,481
FNMA 930225			FNMA 768628			FNMA 728718
4.5%, 12/01/18	1,417 M	1,513,551	5.5%, 09/01/15	176 M	190,017	4%, 07/01/18	12,704 M	13,559,050
FNMA 930348			FNMA 630985			FNMA 727329
4.5%, 01/01/19	2,096 M	2,239,040	7%, 09/01/15	160 M	167,864	4%, 07/01/18	5,542 M	5,915,298

The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund
(Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

FNMA 727341			FNMA 190697			GNMA 462328
4%, 07/01/18	21,389 M	$22,827,950	7%, 03/01/14	145 M	$ 155,713	6.5%, 04/15/13	29 M	$ 31,444
FNMA 555606			FNMA 251716			GNMA 780759
4%, 07/01/18	15,129 M	16,146,538	10.5%, 03/01/18	5 M	4,952	6.5%, 04/15/13	72 M	75,421
FNMA 729583			FNMA AE0089			GNMA 349029
4.5%, 07/01/18	1,806 M	1,931,685	4%, 10/01/18	21,311 M	22,744,825	7%, 04/15/13	8 M	9,111
FNMA 722060			FNMA AD0861			GNMA 456869
4.5%, 07/01/18	8,414 M	8,999,380	4%, 08/01/22	78,146 M	83,403,268	6.5%, 05/15/13	4 M	4,204
FNMA 722106					106,375,371	GNMA 780859
4.5%, 07/01/18	2,929 M	3,133,169	30-Year:			7.5%, 09/15/13	4 M	3,676
FNMA 736280			FNMA 366221			GNMA 780978
4%, 08/01/18	17,469 M	18,643,791	9.5%, 03/01/11	1 M	1,011	6.5%, 02/15/14	679 M	720,820
FNMA 723746			FNMA 124871			GNMA 781109
4%, 08/01/18	21,311 M	22,744,713	7%, 05/01/13	61 M	64,462	7%, 11/15/14	1,744 M	1,871,815
FNMA 728749			FNMA 454727			GNMA 489953
4%, 08/01/18	16,131 M	17,216,078	10.5%, 01/01/16	5 M	5,199	6%, 12/15/16	32 M	35,002
FNMA 734753			FNMA 626664					2,772,242
4%, 08/01/18	23,986 M	25,599,490	6%, 04/01/17	220 M	238,662	20-Year:
FNMA 712165			FNMA 479421			GNMA 628440
5%, 08/01/18	2,351 M	2,517,176	7%, 09/01/21	56 M	62,192	7%, 04/15/24	466 M	530,356
FNMA 254919			FNMA 207530			30-Year:
4%, 09/01/18	18,495 M	19,739,146	8.25%, 04/01/22	11 M	12,876	GNMA 495
FNMA 357440			FNMA 175123			10%, 02/20/16	301	332
4.5%, 10/01/18	27,032 M	28,913,248	7.45%, 08/01/22	129 M	145,223	Total Government National
FNMA 725284					529,625	Mortgage Corporation		260,684,740
7%, 11/01/18	1,229 M	1,292,254	Total Federal National			Total Investments 98.7%
FNMA 995940			Mortgage Association		2,067,496,514	(Cost $3,332,121,968)†		3,382,005,385
4%, 12/01/18	34,241 M	36,544,678	Government National Mortgage
FNMA 735522			Corporation 7.6%			Other Assets in Excess of
4%, 12/01/18	12,319 M	13,147,310	Collateralized Mortgage Obligations:			Liabilities 1.3%		45,311,388
FNMA 745571			GNR 02-41 TE
4%, 01/01/19	15,370 M	16,403,883	6%, 07/16/31	3,669 M	3,748,712	Net Assets 100.0%		$ 3,427,316,772
FNMA 761247			GNR 09-68 HJ
4.5%, 01/01/19	2,206 M	2,358,994	4%, 11/16/31	25,206 M	26,717,440	† Cost for federal income tax purposes is $3,332,121,968. At
FNMA 725346			GNR 03-3 LM			August 31, 2010 unrealized appreciation for federal income
4%, 04/01/19	12,642 M	13,492,834	5.5%, 02/20/32	1,836 M	1,919,658	tax purposes aggregated $49,883,417 of which $52,920,536
						related to appreciated securities and $3,037,119 related to
FNMA 255233			GNR 09-100 HJ			depreciated securities.
4%, 05/01/19	17,272 M	18,412,041	3.5%, 10/20/32	37,483 M	38,850,481
FNMA 890109			GNR 10-84 PL
4.5%, 12/01/19	10,207 M	10,917,545	3.5%, 02/20/33	48,754 M	51,379,339
FNMA 888226			GNR 10-75 KA
4%, 03/01/20	22,667 M	24,192,058	4.5%, 12/20/35	111,297 M	118,760,229
FNMA 811737			GNR 09-66 AJ
5%, 03/01/20	4,437 M	4,750,412	5%, 02/16/36	14,696 M	15,406,668
FNMA AD0873					256,782,527
4%, 09/01/20	80,234 M	85,531,947	Mortgage-Backed Securities:
FNMA AE0005			10-Year:
4%, 12/01/20	27,738 M	29,457,237
			GNMA 634538
FNMA 985670			6%, 09/15/14	256 M	271,530
6.5%, 10/01/21	1,412 M	1,535,865
			GNMA 634545
FNMA AA8647			6.5%, 09/15/14	307 M	327,753
5%, 11/01/23	3,972 M	4,252,130			599,283
FNMA AC0317
4.5%, 02/01/24	1,795 M	1,903,685	15-Year:
FNMA AC0318			GNMA 415068
5%, 06/01/24	1,651 M	1,769,080	6%, 01/15/11	908	981
		616,262,852	GNMA 780659
			7.5%, 08/15/12	4 M	4,019
20-Year:
			GNMA II 2542
FNMA 190659			7%, 01/20/13	15 M	15,749
7%, 02/01/14	62 M	66,613

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund
(Unaudited)

Fund Profile
at August 31, 2010
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	20.4%	Energy	6.9%
Industrials	17.4%	Consumer Staples	4.1%
Health Care	15.3%	Materials	3.8%
Consumer Discretionary	14.2%	Utilities	1.3%
Financials	11.2%	Telecommunication Services	0.6%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Open Text Corp.	2.1%	Micros Systems, Inc.	1.5%
Waste Connections, Inc.	1.8%	Flowers Foods, Inc.	1.5%
NICE Systems Ltd.	1.7%	Tractor Supply Co.	1.5%
Core Laboratories NV	1.6%	ANSYS, Inc.	1.5%
Endurance Specialty Holdings Ltd.	1.5%	LKQ Corp.	1.5%
		Total of Net Assets	16.2%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2010 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Domestic Common Stocks 90.0%			Superior Energy Services,			MedAssets, Inc.*	924,400	$ 18,321,608
			Inc.*	1,265,000	$ 27,197,500
Consumer Discretionary 14.2%						NuVasive, Inc.*	570,000	16,729,500
					125,577,600
Buffalo Wild Wings, Inc.*	585,000 $	24,464,700				Owens & Minor, Inc.	525,000	13,996,500
Dress Barn, Inc.*	775,000	16,158,750	Financials 8.6%			Quality Systems, Inc.	410,000	22,980,500
Gildan Activewear, Inc.*	570,000	15,640,800	Affiliated Managers Group, Inc.*	170,000	10,915,700	Sirona Dental Systems,
						Inc.*	485,000	15,287,200
Gymboree Corp.*	275,000	10,348,250	Bancorpsouth, Inc.	708,100	9,028,275
Iconix Brand Group, Inc.*	1,725,000	26,280,375	East West Bancorp, Inc.	1,605,000	23,465,100	Techne Corp.	365,000	21,071,450
LKQ Corp.*	1,465,000	27,249,000	Endurance Specialty			West Pharmaceutical Services, Inc	405,000	13,616,100
Morningstar, Inc.*	320,000	12,944,000	Holdings Ltd.	765,000	28,182,600			263,198,188
Penn National Gaming,			First Midwest Bancorp, Inc.	1,135,000	12,462,300	Industrials 17.4%
Inc.*	600,000	16,908,000	HCC Insurance Holdings,			Aerovironment, Inc.*	570,000	12,893,400
Phillips-Van Heusen Corp.	325,000	14,846,000	Inc.	745,000	18,796,350	Clarcor, Inc.	605,000	20,352,200
Strayer Education, Inc.	70,000	10,134,600	Portfolio Recovery
Texas Roadhouse, Inc.*	1,610,000	21,348,600	Associates, Inc.*	295,000	18,791,500	Copart, Inc.*	625,000	20,656,250
			Signature Bank*	530,000	19,366,200	Corrections Corp. of
Tractor Supply Co.	405,000	27,531,900				America*	770,000	17,178,700
			Stifel Financial Corp.*	365,000	15,797,200
WMS Industries, Inc.*	450,000	15,903,000			156,805,225	Curtiss-Wright Corp.	525,000	13,959,750

Wolverine World Wide, Inc.	805,000	20,342,350	Health Care 14.4%			Forward Air Corp.	500,000	11,910,000
		260,100,325
			American Medical Systems			Gardner Denver, Inc.	355,000	16,947,700
Consumer Staples 4.1%			Holdings, Inc.*	881,500	16,060,930	Healthcare Services Group,
Alberto-Culver Co.	748,100	23,228,505	Bio-Rad Laboratories, Inc.*	210,000	17,331,300	Inc.	990,000	20,562,300
Flowers Foods, Inc.	1,070,000	27,648,800	Catalyst Health Solutions,			Heartland Express, Inc.	1,445,000	21,039,200
Hain Celestial Group, Inc.*	1,070,000	23,903,800	Inc.*	400,000	16,036,000	IDEX Corp.	725,000	21,597,750
		74,781,105	Dionex Corp.*	208,960	15,149,600	II-VI, Inc.*	390,000	13,412,100
Energy 6.9%			Endo Pharmaceuticals			Kaydon Corp.	405,000	13,126,050
CARBO Ceramics, Inc.	215,000	16,281,950	Holdings, Inc.*	520,000	14,128,400	Middleby Corp.*	281,200	15,463,188
Comstock Resources, Inc.*	505,000	10,993,850	Gen-Probe, Inc.*	315,000	14,184,450	MSC Industrial Direct Co.	313,400	13,968,238
Core Laboratories NV	380,000	29,993,400	Haemonetics Corp.*	350,000	18,228,000	Ritchie Bros Auctioneers,
Dril-Quip, Inc.*	365,000	19,297,550	ICU Medical, Inc.*	405,000	14,430,150	Inc.	995,000	18,138,850
Oil States Int'l., Inc.*	305,000	12,575,150	Integra LifeSciences			Toro Co.	280,000	13,972,000
			Holdings Corp.*	450,000	15,646,500
Resolute Energy Corp.*	865,000	9,238,200				Wabtec Corp.	485,000	20,627,050

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

(Unaudited)

		Space				Space
		Value				Value
	Shares	(Note 2)			Shares	(Note 2)

Waste Connections, Inc.*	870,000	$ 32,842,500	Israel 1.7%

		318,647,226	NICE Systems Ltd. ADR*		1,140,000	$ 30,552,000
Information Technology 18.7%			Total Foreign Stocks & ADR's
ANSYS, Inc.*	705,000	27,339,900	(Cost $51,374,416)			46,634,000
Diodes, Inc.*	1,610,000	23,747,500			Principal
					Amount	Value
Factset Research Systems,					(M=$1,000)	(Note 2)
Inc.	220,000	16,181,000
Hittite Microwave Corp.*	405,000	17,232,750	Corporate Short-Term Notes 1.5%
Intersil Corp.	1,380,000	13,793,100	Chevron Funding Corp.
			0.17%, 09/07/10		10,000 M	9,999,717
j2 Global Communications, Inc.*	930,000	20,060,100	Microsoft Corp.
			0.15%, 09/08/10		7,000 M	6,999,796
Jack Henry & Associates, Inc.	840,000	19,773,600	Nestle Capital Corp.
			0.18%, 09/27/10		5,718 M	5,717,256
Mantech Int'l. Corp.*	600,000	21,234,000
			PepsiCo, Inc.
Micros Systems, Inc.*	735,000	28,003,500	0.21%, 09/14/10		600 M	599,954
Nuance Communications,			Procter & Gamble Co.
Inc.*	1,040,400	15,273,072	0.17%, 09/20/10		5,186 M	5,185,535
Open Text Corp.*	865,000	38,060,000	Total Corporate Short-Term Notes
Plantronics, Inc.	420,000	11,470,200	(Cost $28,502,258)			28,502,258
Polycom, Inc.*	915,000	26,059,200	U.S. Government Obligations 2.0%
Power Integrations, Inc.	565,000	15,475,350	U.S. Government Agency
Progress Software Corp.*	620,000	16,560,200	Obligations 0.8%
			Federal Home Loan Bank 0.8%
Riverbed Technology, Inc.*	377,200	14,469,392	Agency Discount Notes
Rofin-Sinar Technologies,			0.11%, 09/01/10		15,000 M	15,000,000
Inc.*	795,000	16,218,000
		340,950,864	U.S. Treasury Obligations 1.2%
			U.S. Treasury Bills 1.2%
Materials 3.8%			0.11%, 09/02/10		6,000 M	5,999,982
AptarGroup, Inc.	470,000	19,575,500	0.11%, 09/09/10		15,000 M	14,999,633
Pactiv Corp.*	362,600	11,632,208	Total U.S. Treasury Bills
Rockwood Holdings, Inc.*	495,000	12,795,750	(Cost $20,999,615)			20,999,615
			Total U.S. Government
Silgan Holdings, Inc.	820,000	24,509,800	Obligations
		68,513,258	(Cost $35,999,615)			35,999,615
			Total Investments 98.7%
Telecommunication Services 0.6%			(Cost $1,616,740,047)†			1,801,874,964
Cbeyond, Inc.*	995,000	11,890,250
Utilities 1.3%			Other Assets in Excess of
Atmos Energy Corp.	370,000	10,471,000	Liabilities 1.3%			24,114,118

ITC Holdings Corp.	225,000	13,041,000	Net Assets 100.0%			$ 1,825,989,082
		23,512,000
Total Domestic Common Stocks
(Cost $1,461,168,983)		1,643,976,041	*	Non-income producing.

Real Estate Investment Trusts 2.6%			†	Cost for federal income tax purposes is $1,616,740,047. At
			August 31, 2010 unrealized appreciation for federal income
Financials 2.6%			tax purposes aggregated $185,134,917 of which
			$281,267,821 related to appreciated securities and
Corporate Office Properties			$96,132,904 related to depreciated securities.
Trust SBI MD(a)	395,000	14,259,500
			(a)	Return of capital paid during the fiscal period.
Healthcare Realty Trust,
Inc.(a)	655,000	15,333,550	ADR -	American Depositary Receipt
Home Properties, Inc.(a)	340,000	17,170,000	SBI-	Shares Beneficial Interest
Total Real Estate Investment Trusts
(Cost $39,694,775)		46,763,050

Foreign Stocks & ADR's 2.6%
Ireland 0.9%

ICON PLC ADR*	731,000	16,082,000

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund
(Unaudited)
Fund Profile
at August 31, 2010
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.0%	Consumer Staples	9.6%
Health Care	14.8%	Consumer Discretionary	9.2%
Financials	12.8%	Telecommunication Services	3.5%
Industrials	12.0%	Materials	3.1%
Energy	11.9%	Utilities	2.5%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
ConocoPhillips	3.0%	Emerson Electric Co.	2.0%
Procter & Gamble Co.	2.5%	Johnson & Johnson	2.0%
Int'l. Business Machines Corp.	2.5%	Danaher Corp.	1.9%
PepsiCo, Inc.	2.1%	Marathon Oil Corp.	1.8%
FedEx Corp.	2.0%	Canadian Pacific Railway Ltd.	1.7%
		Total of Net Assets	21.5%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2010 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 93.8%			Financials 12.8%			Industrials 12.0%
Consumer Discretionary 9.2%			ACE Ltd.	30,000	$ 1,604,100	Bucyrus Int'l., Inc.	40,000	$ 2,299,600
Coach, Inc.	31,800	$ 1,139,712	American Express Co.	35,000	1,395,450	Canadian Pacific Railway Ltd.	50,000	2,949,000
Gap, Inc.	50,000	844,500	Bank of America Corp.	70,000	871,500	Danaher Corp.	90,000	3,269,700
McDonald's Corp.	31,367	2,291,673	Bank of New York Mellon Corp.	60,000	1,456,200	Emerson Electric Co.	75,000	3,498,750
McGraw-Hill Cos., Inc.	50,000	1,382,500	Chubb Corp.	28,500	1,570,920	FedEx Corp.	45,000	3,512,250
News Corp.	125,000	1,762,500	Goldman Sachs Group, Inc.	15,000	2,054,100	Parker Hannifin Corp.	40,000	2,366,400
Nike, Inc.	25,000	1,750,000	JPMorgan Chase & Co.	72,774	2,646,063	Precision Castparts Corp.	25,000	2,829,500
Omnicom Group, Inc.	40,000	1,400,400	MetLife, Inc.	30,000	1,128,000			20,725,200
Time Warner Cable, Inc.	45,000	2,322,450	Morgan Stanley	60,000	1,481,400	Information Technology 16.7%
Time Warner, Inc.	75,000	2,248,500	The Travelers Cos., Inc.	50,000	2,449,000	Accenture PLC	50,000	1,830,000
TJX Cos., Inc.	20,000	793,800	Toronto-Dominion Bank	30,000	2,025,300	Activision Blizzard, Inc.	80,000	855,200
		15,936,035	US Bancorp	80,000	1,664,000	Adobe Systems, Inc.*	25,000	694,000
Consumer Staples 9.6%			Wells Fargo & Co.	75,000	1,766,250	Broadcom Corp.	40,000	1,198,800
CVS Caremark Corp.	68,100	1,838,700			22,112,283	Check Point Software
HJ Heinz Co.	50,000	2,312,000	Health Care 13.8%			Technologies Ltd.*	50,000	1,744,500
Kellogg Co.	50,000	2,484,000	Aetna, Inc.	40,000	1,068,800	Cisco Systems, Inc.*	100,000	2,005,000
Kraft Foods, Inc.	65,000	1,946,750	Amgen, Inc.*	25,000	1,276,000	Dell, Inc.*	51,000	600,270
PepsiCo, Inc.	57,500	3,690,350	Becton Dickinson & Co.	36,594	2,495,345	Dolby Laboratories, Inc.*	20,000	1,108,400
Procter & Gamble Co.	72,500	4,326,075	Bristol-Myers Squibb Co.	100,000	2,608,000	EMC Corp.*	100,000	1,824,000
		16,597,875	Celgene Corp.*	25,000	1,288,000	Int'l. Business Machines Corp.	35,000	4,313,050
Energy 11.9%			Covidien PLC	25,000	883,500	Juniper Networks, Inc.*	60,000	1,632,000
Apache Corp.	11,900	1,069,215	Forest Laboratories, Inc.*	37,500	1,023,375	KLA-Tencor Corp.	40,000	1,120,400
ConocoPhillips	97,241	5,098,346	Gen-Probe, Inc.*	20,000	900,600	Microsoft Corp.	101,624	2,386,132
Devon Energy Corp.	40,000	2,411,200	Gilead Sciences, Inc.*	40,000	1,274,400	NetApp, Inc.*	45,000	1,819,800
ExxonMobil Corp.	35,490	2,099,588	Johnson & Johnson	60,000	3,421,200	Seagate Technology PLC*	27,000	273,510
Marathon Oil Corp.	100,000	3,049,000	Medco Health Solutions, Inc.*	25,000	1,087,000	Teradata Corp.*	60,000	1,964,400
Transocean Ltd.*	35,000	1,781,500	Merck & Co., Inc.	60,000	2,109,600	Texas Instruments, Inc.	106,080	2,443,022
Weatherford Int'l. Ltd.*	150,000	2,236,500	Pfizer, Inc.	150,000	2,389,500	Visa, Inc.	15,000	1,034,700
								28,847,184
Williams Cos., Inc.	150,000	2,719,500	Zimmer Holdings, Inc.*	40,000	1,886,800
		20,464,849			23,712,120

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund

(Unaudited)

		Value
	Shares	(Note 2)
Materials 3.1%
Crown Holdings, Inc.*	100,000	$ 2,786,000
Praxair, Inc.	30,000	2,580,900
		5,366,900
Telecommunication Services 2.2%
AT&T, Inc.	75,000	2,027,250
Rogers Communications, Inc.	50,000	1,740,500
		3,767,750
Utilities 2.5%
AES Corp.*	200,000	2,048,000
Allegheny Energy, Inc.	100,000	2,255,000
		4,303,000
Total Domestic Common Stocks
(Cost $174,783,997)		161,833,196
Foreign Stocks & ADR's 3.6%
Germany 1.3%
SAP AG ADR	50,000	2,177,000
Israel 1.0%
Teva Pharmaceutical
Industries Ltd. ADR	35,000	1,770,300
Mexico 1.3%
America Movil SA de CV ADR	50,000	2,331,500
Total Foreign Stocks & ADR's
(Cost $6,333,026)		6,278,800
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Corporate Short-Term Notes 0.4%
Hewlett Packard
0.2%, 09/08/10
(Cost $684,973)	685 M	684,973
U.S. Government Obligations 0.4%
Federal National Mortgage Association 0.4%
Agency Discount Notes:
0.16%, 09/01/10
(Cost $700,000)	700 M	700,000
Total Investments 98.2%
(Cost $182,501,996)†		169,496,969

Other Assets in Excess of
Liabilities 1.8%		3,028,959

Net Assets 100.0%		$ 172,525,928

* Non-income producing.
†	Cost for federal income tax purposes is $182,501,996. At
August 31, 2010 unrealized depreciation for federal income
tax purposes aggregated $13,005,027 of which $17,193,262
related to appreciated securities and $30,198,289 related to depreciated securities.
ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Growth Opportunities Fund
(Unaudited)
Fund Profile
at August 31, 2010
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	21.6%	Consumer Staples	6.9%
Consumer Discretionary	16.9%	Financials	6.8%
Industrials	12.9%	Materials	3.8%
Health Care	11.8%	Telecommunication Services	2.9%
Energy	10.7%	Utilities	2.3%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
AutoZone, Inc.	3.2%	Dolby Laboratories, Inc.	2.2%
Cognizant Technology Solutions Corp.	3.2%	HJ Heinz Co.	2.1%
Dollar Tree, Inc.	3.0%	American Tower Corp.	2.1%
Express Scripts, Inc.	2.5%	Life Technologies Corp.	2.1%
BE Aerospace, Inc.	2.4%	Amphenol Corp.	2.1%
		Total of Net Assets	24.9%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2010 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Domestic Common Stocks 93.1%			Southwestern Energy Co.*	30,300	$ 991,416	Ritchie Bros Auctioneers, Inc.	30,000	$ 546,900
Consumer Discretionary 16.9%					10,511,116	Stericycle, Inc.*	31,000	2,030,500
Aeropostale, Inc.*	61,200	$ 1,303,560	Financials 6.8%					12,653,012
AutoZone, Inc.*	15,200	3,188,656	Affiliated Managers Group,			Information Technology 21.6%
			Inc.*	19,800	1,271,358
Bed Bath & Beyond, Inc.*	35,700	1,284,129				Activision Blizzard, Inc.	50,000	534,500
			BlackRock, Inc.	10,000	1,419,500
Darden Restaurants, Inc.	25,000	1,031,500				Amphenol Corp.	50,300	2,048,216
			HCC Insurance Holdings, Inc.	40,200	1,014,246
Dick's Sporting Goods, Inc.*	15,500	379,285				Analog Devices, Inc.	20,000	557,600
			Invesco Ltd.	56,000	1,013,600
Dollar General Corp.*	12,500	341,375				ANSYS, Inc.*	46,500	1,803,270
			Northern Trust Corp.	14,700	678,258
Dollar Tree, Inc.*	64,650	2,930,584				Broadcom Corp.	10,000	299,700
			T Rowe Price Group, Inc.	28,000	1,225,840
Strayer Education, Inc.	2,500	361,950			6,622,802	Citrix Systems, Inc.*	20,300	1,176,182
Tiffany & Co.	45,000	1,783,350				Cognizant Technology
			Health Care 10.2%			Solutions Corp.*	54,000	3,110,670
VF Corp.	28,500	2,012,670	BioMarin Pharmaceuticals,			Dolby Laboratories, Inc.*	39,500	2,189,090
Yum! Brands, Inc.	47,000	1,959,900	Inc.*	45,300	919,137
		16,576,959	CR Bard, Inc.	9,700	745,251	Equinix, Inc.*	20,000	1,824,200
Consumer Staples 6.9%			Express Scripts, Inc.*	58,000	2,470,800	Juniper Networks, Inc.*	16,300	443,360
Alberto-Culver Co.	50,000	1,552,500	Gen-Probe, Inc.*	18,400	828,552	Maxim Integrated Products, Inc	35,000	555,450
Corn Products Int'l., Inc.	37,000	1,262,810	Laboratory Corp of America			McAfee, Inc.*	35,000	1,646,750
HJ Heinz Co.	45,700	2,113,168	Holdings*	14,200	1,031,204	Molex, Inc. - Class A	105,000	1,583,400
JM Smucker Co.	32,000	1,871,360	Life Technologies Corp.*	48,400	2,070,068	NetApp, Inc.*	50,000	2,022,000
		6,799,838	NuVasive, Inc.*	40,300	1,182,805	Nuance Communications, Inc.*	99,000	1,453,320
Energy 10.7%			Wright Medical Group, Inc.*	60,000	796,200			21,247,708
Consol Energy, Inc.	29,300	943,460			10,044,017
						Materials 1.9%
Continental Resources, Inc.*	30,200	1,223,704	Industrials 12.9%			Commercial Metals Co.	20,000	260,600
Core Laboratories NV	20,600	1,625,958	BE Aerospace, Inc.*	88,800	2,393,160	Crown Holdings, Inc.*	46,000	1,281,560
FMC Technologies, Inc.*	18,000	1,113,300	Donaldson Co., Inc.	25,600	1,072,640	Thompson Creek Metals Co.,
Noble Corp.	36,000	1,120,320	Flowserve Corp.	18,500	1,653,530	Inc.*	40,000	343,200
Peabody Energy Corp.	41,000	1,754,800	Jacobs Engineering Group, Inc.*	24,000	832,320			1,885,360
Petrohawk Energy Corp.*	12,300	185,976				Telecommunication Services 2.9%
Range Resources Corp.	12,200	412,482	Landstar System, Inc.	28,000	1,007,440	American Tower Corp.*	45,000	2,108,700
			Nordson Corp.	11,400	731,538
SM Energy Co.	30,000	1,139,700				NII Holdings, Inc.*	20,300	735,875
			Parker Hannifin Corp.	12,000	709,920			2,844,575
			Precision Castparts Corp.	14,800	1,675,064

Sentinel Sustainable Growth Opportunities Fund

(Unaudited)

Space
Value
Shares	(Note 2)
Utilities 2.3%
American Water Works Co.,
Inc.	21,000	$ 474,180
ITC Holdings Corp.	31,000	1,796,760
2,270,940
Total Domestic Common Stocks
(Cost $83,623,535)	91,456,327
Exchange Traded Funds 1.9%
Materials 1.9%
SPDR Gold Trust*
(Cost $1,252,188)	15,000	1,831,050
Foreign Stocks & ADR's 1.6%
United Kingdom 1.6%
Shire Ltd. ADR
(Cost $1,254,932)	24,200	1,565,740

Principal
Amount	Value
(M=$1,000)	(Note 2)
Corporate Short-Term Notes 1.2%
UPS, Inc.
0.08%, 09/03/10
(Cost $1,199,995)	1,200 M	1,199,995

U.S. Government Obligations 1.9%
Federal Home Loan Mortgage Corporation 1.9%
Agency Discount Notes:
0.13%, 09/07/10	1,642 M	1,641,964
0.16%, 09/15/10	250 M	249,985
Total U.S. Government
Obligations
(Cost $1,891,949)	1,891,949
Total Investments 99.7%
(Cost $89,222,599)†	97,945,061

Other Assets in Excess of
Liabilities 0.3%	313,659

Net Assets 100.0%	$ 98,258,720

*	Non-income producing.

†	Cost for federal income tax purposes is $89,222,599. At
August 31, 2010 unrealized appreciation for federal income
tax purposes aggregated $8,722,462 of which $16,633,346
related to appreciated securities and $7,910,884 related to
depreciated securities.
ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

NOTE 1:

ORGANIZATION:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the
Investment Company Act of 1940, as amended. The Company consists of fourteen separate series –
Sentinel Balanced Fund, Sentinel Capital Growth Fund, Sentinel Common Stock Fund, Sentinel
Conservative Allocation Fund, Sentinel Georgia Municipal Bond Fund (a non-diversified series), Sentinel
Government Securities Fund, Sentinel Growth Leaders Fund (a non-diversified series), Sentinel
International Equity Fund, Sentinel Mid Cap Fund (formerly known as Sentinel Mid Cap Growth Fund prior to March 30, 2010), Sentinel Mid Cap Value Fund (a non-diversified series), Sentinel Short Maturity
Government Fund, Sentinel Small Company Fund, Sentinel Sustainable Core Opportunities Fund and
Sentinel Sustainable Growth Opportunities Fund, each individually referred to as a Fund. All Funds with the exception of Sentinel Georgia Municipal Bond Fund offer Class A shares, although Class A shares of the Sentinel Small Company Fund are no longer available for new investments, exchanges and reinvestment privileges, except under limited circumstances as described in the Prospectus dated March
30, 2010. Class B shares are no longer available for additional purchases from any Fund, except by the exchange of Class B shares between Funds or the reinvestment of dividends and distributions paid on
Class B shares. The following Funds offer Class B shares: Sentinel Balanced, Sentinel Common Stock,
Sentinel Conservative Allocation and Sentinel Small Company Funds. Sentinel Balanced, Sentinel Capital
Growth, Sentinel Common Stock, Sentinel Conservative Allocation, Sentinel Government Securities,
Sentinel Growth Leaders, Sentinel International Equity, Sentinel Mid Cap, Sentinel Mid Cap Value and
Sentinel Small Company Funds offer Class C shares, although Class C shares of the Sentinel Small
Company Fund are no longer available for new investments, exchanges and reinvestment privileges, except under limited circumstances as described in the Prospectus dated March 30, 2010. Sentinel
Balanced Fund offers Class D shares, which are closed to additional purchases, except by the reinvestment of dividends and distributions paid on Class D shares. Sentinel Balanced, Sentinel Capital Growth,
Sentinel Common Stock, Sentinel Georgia Municipal Bond, Sentinel Government Securities, Sentinel
Growth Leaders, Sentinel International Equity, Sentinel Mid Cap, Sentinel Mid Cap Value, Sentinel Small
Company, Sentinel Sustainable Core Opportunities and Sentinel Sustainable Growth Opportunities Funds
offer Class I Shares. Sentinel Short Maturity Government Fund offers Class S shares.

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market
System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of
Directors. The Board has delegated this responsibility to a pricing committee, subject to its review and supervision.

NOTE 3:

The fair value hierarchy as required by GAAP are summarized in the three broad levels listed below:

· Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts,
Exchange Traded Funds and Standard & Poor’s Depository Receipts that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

· Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, forward foreign currency contracts and over-the-counter securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Regulated Investment
Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

· Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Sentinel
Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

There have been no significant changes in valuation techniques during the fiscal year, but the Sentinel
Pricing Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of August 31, 2010 were as follows:

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Agency
Discount Notes	$ –	$ 1,299,996	$ –	$ 1,299,996
Collateralized
Mortgage
Obligations	–	36,368	–	36,368
Corporate Bonds	–	11,077,056	–	11,077,056
Domestic
Common
Stocks	140,972,966	–	–	140,972,966
Exchange
Traded Funds	1,371,500	–	–	1,371,500
Foreign Stocks
& ADR’s	5,776,900	–	–	5,776,900
Mortgage-
Backed
Securities	–	47,344,253	–	47,244,253
Totals	$ 148,121,366	$ 59,757,673	$ –	$ 207,879,039
Capital
Growth:
Corporate Short-
Term Notes	$ –	3,399,958	$ –	3,399,958
Domestic
Common
Stocks	95,269,011	–	–	95,269,011
Exchange
Traded Funds	4,882,800	–	–	4,882,800
Foreign Stocks
& ADR’s:
Australia	2,395,080	–	–	2,395,080
Brazil	963,000	–	–	963,000
Switzerland	–	2,205,775	–	2,205,775
Totals	$ 103,509,891	$ 5,605,733	$ –	$ 109,115,624
Common
Stock:
Corporate Short-
Term Notes	$ –	$ 8,308,113	$ –	$ 8,308,113
Domestic
Common
Stocks	949,395,452	–	–	949,395,452

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Exchange
Traded Funds	9,495,000	–	–	9,495,000
Foreign Stocks
& ADR’s	36,062,650	–	–	36,062,650
Totals	$ 994,953,102	$ 8,308,113	$ –	$ 1,003,261,215
Conservative
Allocation:
Agency
Discount Notes	$ –	$ 2,499,992	$ –	$ 2,499,992
Corporate Bonds	–	11,910,836	–	11,910,836
Domestic
Common
Stocks	35,580,234	–	–	35,580,234
Exchange
Traded Funds	398,790	–	–	398,790
Foreign Stocks
& ADR’s:
Australia	332,650	–	–	332,650
Brazil	200,100	–	–	200,100
China	–	419,990	–	419,990
France	326,550	268,689	–	595,239
Germany	304,780	593,929	–	898,709
Hong Kong	–	607,810	–	607,810
Israel	202,320	–	–	202,320
Japan	–	544,581	–	544,581
Singapore	–	590,188	–	590,188
South Korea	–	441,405	–	441,405
Spain	199,530	–	–	199,530
Switzerland	183,715	654,745	–	838,460
United
Kingdom	241,800	914,109	–	1,155,909
Limited
Partnership
Interests	168,440	–	–	168,440
Mortgage-
Backed
Securities	–	49,165,156	–	49,165,156
Totals	$ 38,138,909	$ 68,611,430	$ –	$ 106,750,339
Georgia
Municipal
Bond:
Institutional
Money Market
Funds	$ –	$ 875,000	$ –	$ 875,000

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Municipal
Bonds	–	25,205,438	–	25,205,438
Totals	$ –	$ 26,080,438	$ –	$ 26,080,438
Government
Securities:
Agency
Discount Notes	$ –	$ 17,499,955	$ –	$ 17,499,955
Collateralized
Mortgage
Obligations	–	2,111,306	–	2,111,306
Mortgage-
Backed
Securities	–	761,780,129	–	761,780,129
Totals	$ –	$ 781,391,390	$ –	$ 781,391,390
Growth
Leaders:
Corporate Short-
Term Notes	$ –	500,000	$ –	$ 500,000
Domestic
Common
Stocks	26,773,782	–	–	26,773,782
Exchange
Traded Funds	1,464,840	–	–	1,464,840
Foreign Stocks
& ADR’s:
Australia	997,950	–	–	997,950
Switzerland	–	780,505	–	780,505
Totals	$ 29,236,572	$ 1,280,505	$ –	$ 30,517,077
International
Equity:
Agency
Discount Notes	$ 2,000,000	$ –	$ –	$ 2,000,000
Domestic
Common
Stocks	3,416,400	–	–	3,416,400
Exchange
Traded Funds	1,586,910	–	–	1,586,910
Foreign Stocks
& ADR’s:
Australia	–	5,123,562	–	5,123,562
Brazil	3,607,400	–	–	3,607,400
China	–	11,285,232	–	11,285,232
Denmark	1,712,400	–	–	1,712,400
Finland	–	1,957,205	–	1,957,205

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
France	2,099,250	9,509,618	–	11,608,868
Germany	–	14,505,792	–	14,505,792
Hong Kong	–	6,062,671	–	6,062,671
India	2,478,600	–	–	2,478,600
Israel	3,780,300	–	–	3,780,300
Italy	–	2,233,618	–	2,233,618
Japan	–	19,575,491	–	19,575,491
Malaysia	–	1,204,531	–	1,204,531
Netherlands	–	1,633,784	–	1,633,784
Singapore	–	5,645,548	–	5,645,548
South Korea	–	4,130,453	–	4,130,453
Spain	3,482,760	2,668,830	–	6,151,590
Switzerland	–	16,663,718	–	16,663,718
Taiwan	–	2,016,825	–	2,016,825
United
Kingdom	–	21,283,033	–	21,283,033
Totals	$ 24,164,020	$ 125,499,911	$ –	$ 149,663,931
Mid Cap*:
Agency
Discount Notes	$ –	$ 1,500,000	$ –	$ 1,500,000
Domestic
Common
Stocks	77,300,822	–	–	77,300,822
Foreign Stocks
& ADR’s	2,061,170	–	–	2,061,170
Real Estate
Investment
Trusts	1,690,670	–	–	1,690,670
Totals	$ 81,052,662	$ 1,500,000	$ –	$ 82,552,662
Mid Cap Value:
Agency
Discount Notes	$ –	$ 6,999,994	$ –	$ 6,999,994
Domestic
Common
Stocks:
Energy	16,798,976	4,636,317	–	21,435,293
All Other
Domestic
Common
Stocks	127,154,552	–	–	127,154,552
Foreign Stocks
& ADR’s	–	7,112,233	–	7,112,233
Totals	$ 143,953,528	$ 18,748,544	$ –	$ 162,702,072

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Short Maturity
Government:
Agency
Discount Notes	$ –	$ 8,199,959	$ –	$ 8,199,959
Collateralized
Mortgage
Obligations	–	2,358,181,549	–	2,358,181,549
Mortgage-
Backed
Securities	–	1,015,623,877	–	1,015,623,877
Totals	$ –	$ 3,382,005,385	$ –	$ 3,382,005,385
Small
Company:
Agency
Discount Notes	$ –	$ 15,000,000	$ –	$ 15,000,000
Corporate Short-
Term Notes	–	28,502,258	–	28,502,258
Domestic
Common
Stocks	1,643,976,041	–	–	1,643,976,041
Foreign Stocks
& ADR’s	46,634,000	–	–	46,634,000
Real Estate
Investment
Trusts	46,763,050	–	–	46,763,050
U.S. Treasury
Obligations	–	20,999,615	–	20,999,615
Totals	$ 1,737,373,091	$ 64,501,873	$ –	$ 1,801,874,964
Sustainable
Core
Opportunities:
Agency
Discount Notes	$ –	$ 700,000	$ –	$ 700,000
Corporate Short-
Term Notes	–	684,973	–	684,973
Domestic
Common
Stocks	161,833,196	–	–	161,833,196
Foreign Stocks
& ADR’s	6,278,800	–	–	6,278,800
Totals	$ 168,111,996	$ 1,384,973	$ –	$ 169,496,969

	Quoted Prices	Other
(Unadjusted) in		Significant	Significant
Active Markets for		Observable	Unobservable
Identical Assets		Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Sustainable
Growth
Opportunities:
Agency
Discount Notes	$ –	$ 1,891,949	$ –	$ 1,891,949
Corporate Short-
Term Notes	–	1,199,995	–	1,199,995
Domestic
Common
Stocks	91,456,327	–	–	91,456,327
Exchange
Traded Funds	1,831,050	–	–	1,831,050
Foreign Stocks
& ADR’s	1,565,740	–	–	1,565,740
Totals	$ 94,853,117	$ 3,091,944	$ –	$ 97,945,061
Liabilities:
None
*Name change. Formerly known as Sentinel Mid Cap Growth Fund.

Please refer to each Fund’s Statement of Investment in Securities for more detailed information on specific securities.

Fair Value Level 3 activity for the nine months ended August 31, 2010 was as follows:

Sentinel Conservative
Allocation Fund
Assets:
Investments in Securities:	Corporate Bonds
Beginning Balance	$ 798,287
Purchases		-
Transfers Into Level 3		-
Sales		(787,548)
Transfers Out of Level 3		-
Accrued Amortization		-
Realized Gains (Losses)		(520,731)
Unrealized Gains (Losses)		509,992
Ending Balance	$ -
Liabilities:
Investments in Securities:		None.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940
Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by rule 30a-2(a) under the 1940 Act (17 CFR 270.30A-2(A)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By (Signature and Title) /s/ JOHN BIRCH
--------------------------------------------
John Birch
Chief Financial Officer

Date October 28, 2010
----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ CHRISTIAN THWAITES
--------------------------------------------
Christian Thwaites,
President and Chief Executive Officer

Date October 28, 2010
----------------

By (Signature and Title) /s/ JOHN BIRCH
--------------------------------------------
John Birch
Chief Financial Officer

Date October 28, 2010
----------------